Western National Life Insurance Company

                       ElitePlus Bonus Variable Annuity






TO  ELITEPLUS  CONTRACT  OWNERS:

     Thank you for choosing the Western National ElitePlus Bonus Variable Annuity. ElitePlus offers a number of excellent features and includes a variety of investment options managed by a group of highly-respected professional money managers. Accordingly, ElitePlus gives you the ability to tailor a program suited for your long-term financial plans, yet provides you the flexibility to change investment options later, should your requirements change.

     The enclosed Semi-Annual Report for WNL Series Trust contains detailed financial information to help you understand your annuity contract's past performance.

     We look forward to serving you in the future. Please contact us if you have any questions concerning your account. Our toll-free telephone number is
(800)  910-4455.

                               WNL Series Trust

                              Semi-Annual Report

                                 June 30, 1997


The information in this report is intended for informational purposes. This report is not authorized for distribution to prospective investors unless preceded or accompanied by current prospectuses for WNL Series Trust and WNL Separate Account A. The prospectuses contain important information about
Western National Life Insurance Company and the ElitePlus Bonus Variable Annuity, including charges and expenses. Please read the prospectuses carefully before investing.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


The following discussion of the first half, 1997 performance of the portfolios within WNL Series Trust supplements the financial statements and related notes found elsewhere in this report.

The total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolios' performances reflect the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost.

As with all money market funds, an investment in the Global Advisors Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. Although the Portfolio strives to maintain a stable net asset value of $1.00 per share, there can be no assurance that this objective will be met.


BEA  GROWTH  AND  INCOME  PORTFOLIO
-----------------------------------

The total return for the first half of 1997was 11.5%. By comparison the benchmark, which is a 50/50 composite of the S&P 500 and the Lehman Aggregate Bond Index, returned 11.3%. (The portfolio is nearly equally balanced between equities and debt instruments.) Additionally, the twelve month return was on the mark, and the inception-to-date return of 19.5% was handily above the 18.5% of the composite. Individually the equity and the fixed income portions of the portfolio have each consistently equaled or exceeded their respective benchmarks.

The equities manager stated that the S&P 500 has beaten 85% of all equities managers in the current year (but not BEA). He explained that it has been difficult for a diversified equity portfolio to keep up with the market, because a small number of very large companies were responsible for a very large part of the market's rise (the largest 10 stocks have had by far the best run-up). He believes, based on long experience, that maintaining a diversified portfolio of mid-cap equities will provide better returns in the long run, recent experience notwithstanding. In the second quarter of 1997, mid-caps did rallied relative to the market and, as a result, the equity portion of the portfolio was up 9.0% for tje quarter, compared to the S&P's 7.9%. The portfolio is overweighted in technology stocks. Microsoft helped produce the favorable second quarter performance, as did Iridium World Communications.

The strategy in the equity portion of the portfolio involves top-down sector selection combined with bottom-up stock selection within sectors. The intent is to try to outperform the market, not "by hitting home runs", but by avoiding major mistakes; i.e., managing risks.

On the fixed income side the manager took advantage of continued volatility in bond markets by maintaining a neutral duration and utilizing long options and putable bonds (the manager believes that puts and options have been
undervalued  by  the  market).        The portfolio is concentrated in certain
sectors,  particularly  financials because their bond prices have lagged those
of  industrials.    Other  overweights  are  in  communications  and  in
mortgage-backed securities (although the manager regrets having lightened up slightly on mortgages early in the year). The portfolio is generally composed of relatively short-maturity, better credit quality issues because credit spreads are narrow. However the manager has added a "sprinkle" of lower-grade, high-yield utilities that are buyout candidates. An example is LILCO, which the manager expects will be taken over by the state who will call LILCO's bonds. An interesting addition was a non-tax-exempt issue by the state of New Jersey (used to fund pension liabilities) that has a rating
but  was  cheaper  than    similarly-rated  corporates.

BLACKROCK  MANAGED  BOND  PORTFOLIO
-----------------------------------

The BlackRock portfolio's first half, 1997 total return of 3.2% nearly equaled the 3.1% of its benchmark, the Salomon Broad Investment Grade Index ; however, its twelve month return of 8.7% easily beat the index's 8.2%. The inception-to-date return was also above the benchmark. The portfolio's duration was long versus its benchmark during April and early May but was otherwise neutral to slightly short during the first half of 1997. Treasury exposure was cut in the second quarter by about 6% partially through the divestiture of a position in Treasury Inflation Indexed securities, where positive news on inflation and expanding issuance are expected to cause
further  underperformance.    The  portfolio's  overall  corporate  exposure
increased moderately to a slightly underwighted position. Continuing to focus on non-generic structures and issuers, the manager sold a Yankee issue and a Coca Cola security, and invested in a Swedish bank and a Columbia bond. The manager may add more emerging market securities if the opportunity arises. The portfolio's exposure to the asset-backed sector was increased slightly in the first half of 1997, and a more balanced allocation among auto loans, credit cards and manufactured housing subsectors was attained. The mortgage allocation remained fairly constant during the period. The manager sold off some ARM holdings and purchased several CMO sequentials and commercial
mortgage  securities.    As  corporate  spreads  remained  narrow,  CMOs  and
commercial  mortgages  enjoyed  robust  demand and provided incremental yield.


CREDIT  SUISSE  INTERNATIONAL  EQUITY  PORTFOLIO
------------------------------------------------

In the first half of 1997 the Credit Suisse portfolio's total return of 16.5% significantly exceeded the 11.1% of its benchmark, the Morgan Stanley Composite Index --Europe, Australia & Far East (EAFE). Additionally, its twelve month and inception-to-date returns have doubled their respective benchmarks. The manager, attributes the superior performance principally to underweighting Japan, staying largely hedged in U.S. dollars, and to good stock picking within markets.

In the first half of 1997 the manager increased the Japan exposure to 26% of the portfolio, slightly more than the competition, but still less than the benchmark 32%. The portfolio is one half in Europe, and experienced a good quarter as markets in Western Europe surged. Approximately one third of the European exposure was in Emerging Europe, which also did very well. The Czech exposure did well in spite of problems in that market. The portfolio holdings of Russian securities (almost entirely oil and gas related) generated good returns, as that market is rationalizing. Within Asia (ex. Japan) the manager had withdrawn from Thailand in the third quarter of 1996, so no loss was experienced there. Hong Kong exposure was increased (the Chinese takeover has not seemed to affect the market much) as were "Red Chips" (Chinese
mainland  securities).    The  performance  suffered  slightly  compared  to
competition because of a relatively high cash position resulting from the portfolio's small size.


ELITEVALUE  ASSET  ALLOCATION  PORTFOLIO
----------------------------------------

Although the EliteValue portfolio is an asset allocation fund, the manager has consistently kept it almost entirely invested in equities, a strategy that has proved very successful. The portfolio consists of a relatively small number of stocks and the turnover rate is very low: The manager believes in taking large positions in a few companies he believes will show superior performance.

The Portfolio's first half 1997 total return of 12.5% beat its benchmark, the Lipper Benchmark -- Flexible Portfolio Funds Index, which registered 9.9%. The twelve month and inception-to-date returns substantially beat the index. The portfolio's second quarter 1997 performance was 25th among 85 funds in its Lipper category. The performance suffered relative to the S&P 500, as did that of most other diversified equity portfolios because of the concentration of price appreciation among the very-large-cap stocks. The manager continued to invest in a limited number of businesses that he feels are inherently worth more than their asking prices and that will generate excess cashflow that will enhance long-term value for the shareholders; i.e., the focus is on individual companies prospective long-term potential rather than on predicting where the stock market is going next month.

Among the portfolio's large holdings, McDonnell Douglas (which consummated its merger with Boeing after mid-year) proved a very successful investment. The manager believes that the market has undervalued Citicorp in 1997, as its business -- particularly the two-thirds generated by international operations -- has surged. A major disappointment has been Wells Fargo (the Portfolio's sixth largest holding), which has encountered severe difficulties in its merger with First Interstate Bancorp. The manager does not foresee a resolution of Wells' problems before year end, but looks for the bank to once again achieve superior returns in the long run. In the mean time Wells Fargo's aggressive stock repurchase plan provides comfort. The portfolio's large (21%) cash position will be used for selective purchases as opportunities ariseThe manager's goal is to attain a total return of 12-15% for 1997.


GLOBAL  ADVISORS  GROWTH  EQUITY  PORTFOLIO
-------------------------------------------

The Growth Equity Portfolio is an enhanced index fund, that is, one that tracks the S&P 500 by industry classification, but attempts to pick the best individual stocks within each industry. The portfolio's first half total return of 12.5% lagged its benchmark, the Standard and Poor's 500 Stock Index., as did most actively-managed equity portfolios . The portfolio suffered from a "flight to the extremes"; i.e., most of the positive benchmark performance in recent quarters resulted from strong performances by the very largest "mega-cap" stocks, helped slightly by a relatively strong performance of very small-cap issues. The large mid-cap sector, where most of the Growth Equity Portfolio's assets are concentrated, was left behind. The trend was eased somewhat in the second quarter of 1997, allowing for improvement in performance. Global Advisors has taken a number of actions to try to improve performance, and is currently looking at purchasing new optimization software, using different valuation software for each industry, and revising its method of following "lead analysts" for individual stocks and for industries.


GLOBAL  ADVISORS  MONEY  MARKET  PORTFOLIO
------------------------------------------

The Money Market Portfolio's total return of 2.7% for the first half of 1997 slightly exceeded its benchmark, the 91-Day Treasury Auction Average Index, as it has generally done in recent quarters. The portfolio's small size and volatility (most purchases initially pass thorough the portfolio during the "policy free look" period) make it difficult for the manager to make economic trades while maintaining sufficient diversity and liquidity.


SALOMON  U.S.  GOVERNMENT  SECURITIES  PORTFOLIO
------------------------------------------------

The Salomon U.S. Government Securities Portfolio's first half 1997 total return was 3.4%, equaling its benchmark, the One-to-Ten Year Treasury Index. Additionally, the twelve month return, and the inception-to-date return
handily  beat  the  benchmark.    Fixed  income  markets rallied in the second
quarter of 1997, buoyed by more moderate economic growth and inflation indicators that were so encouraging that most investors abandoned their expectation that the Fed would tighten soon. Yields declined so sharply in June and July that markets largely retraced the ground lost in the first quarter. The portfolio, which was overweighted in mortgage securities, benefited from the strong performance in that sector. That performance was driven by the second quarter's strong housing market and by investor's quest for yield.


VAN  KAMPEN  AMERICAN  CAPITAL  EMERGING  GROWTH  PORTFOLIO
-----------------------------------------------------------

The Emerging Growth Portfolio's performance experienced a turnaround in the second quarter of 1997, following a disappointing first quarter. Its first half total return of 8.8% surpassed the 8.2% of its benchmark, the Lipper Benchmark -- Mid-Cap Funds. The Portfolio suffered from the "flight to size extremes" described above under the Growth Equity Portfolio; however, as mid-caps experienced a rally relative to the larger stocks in the second quarter, portfolio performance improved. The manager believes that the long-term strategy of investing in stocks with good fundamentals paid off during the quarter, and will continue to do so in the future. He has continued to concentrate on such stocks and on ones that have good value because their prices have been driven far down. The manager stated that the ratio of mid-cap P/Es to that of the overall S&P 500 declined to below 1.2x in the first half of 1997 (near its historic low), and that he expects improved performance as that ratio returns to a more-normal range (as it started to in the second quarter). The portfolio is concentrated in the technology, health care, consumer retail, energy, and to a lesser extent financial sectors. The manager expects the federal budget resolution to boost the health care industry by clearing up some of the uncertainties in that sector.


PERFORMANCE  GRAPHS
-------------------

The following graphs illustrate the performance of $10,000 invested in each of the portfolios in comparison to their respective benchmark returns. The charts assume investment at each portfolio's inception date and track performance though June 30, 1997.

                               WNL SERIES TRUST
                        BEA GROWTH AND INCOME PORTFOLIO
                                      Vs.
                       50% S&P 500/50% Lehman Aggregate
           Comparative Performance of $10,000 Investment at 10/20/95

                            BEA       Index
                         ---------  ---------
Inception Date 10/20/95  10,000.00  10,000.00
Inception to 12/31/95    10,657.07  10,397.85
March 31, 1996           10,871.86  10,585.02
June 30, 1996            11,265.98  10,890.00
September 30, 1996       11,679.10  11,164.00
December 31, 1996        12,129.59  11,759.97
March 31, 1997           12,172.23  11,885.80
June 30, 1997            13,529.37  13,139.76




Average  Annual  Total  Return*
-------------------------------

                             BEA   Index
                            -----  -----
12 Months to June 30, 1997  20.09  21.36
Inception to June 30, 1997  19.48  18.38

* The portfolio total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The S&P 500/Lehman Aggregate does not include any expneses.





June  30,  1997  Fund  Facts
----------------------------

Date of inception                 10/20/95
Net Assets                 $     4,787,415
Net Asset Value per Share  $         12.13
Manager                    BEA Associates


                               WNL SERIES TRUST
                       BLACKROCK MANAGED BOND PORTFOLIO
                                      Vs.
              Salomon Brothers Broad Investment Grade Bond Index
            Comparative Performance of $10,000 Investment at 1/2/96


                             BlackRock    Index
                             ---------  ---------
Inception Date 1/2/96        10,000.00  10,000.00
Inception to March 31, 1996   9,771.03   9,848.00
June 30, 1996                 9,852.58   9,807.00
September 30, 1996           10,057.62  10,058.00
December 31, 1996            10,376.11  10,362.00
March 31, 1997               10,342.71  10,415.88
June 30, 1997                10,708.28  10,790.85



Average  Annual  Total  Return*
-------------------------------

                            BlackRock  Index
                            ---------  -----
12 Months to June 30, 1997       8.69   8.16
Inception to June 30, 1997       4.68   4.50

*The portfolio total returns reports are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The Salomon Brothers Broad Investment
Grade  Bonus  Index  does  not  include  any  expenses.






June  30,  1997  Fund  Facts
----------------------------

Date of Inception                        1/2/96
Net Assets                 $          3,644,429
Net Asset Value per Share  $               9.79
Manager                    BlackRock Financial
                           Management

                               WNL SERIES TRUST
                 CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                                      Vs.
                     Morgan Stanley Composite Index - EAFE
           Comparative Performance of $10,000 Investment at 10/20/95



                                Credit Suisse    Index
                                -------------  ---------
Inception Date 10/20/95             10,000.00  10,000.00
Inception to December 31, 1995      10,392.82  10,595.00
Inception to March 31, 1996         11,090.15  10,622.00
June 30, 1996                       11,575.36  10,847.00
September 30, 1996                  11,743.30  10,800.00
December 31, 1996                   12,107.37  11,061.97
March 31, 1997                      12,533.41  10,841.84
June 30, 1997                       14,100.20  12,202.49




Average  Annual  Total  Return*
-------------------------------

                            Credit Suisse  Index
                            -------------  -----
12 Months to June 30, 1997          21.81  11.07
Inception to June 30, 1997          22.42  12.91


*The portfolio total returns reports are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The Morgan Stanley Composit Index - EAFE does not include any expenses.





June  30,  1997  Fund  Facts
----------------------------

Date of Inception                       10/20/95
Net Assets                  $          3,770,308
Net Asset Vallue per Share  $              12.37
Manager                     Credit Suisse Asset
                            Management Ltd.

                               WNL SERIES TRUST
                     ELITEVALUE ASSET ALLOCATION PORTFOLIO
                                      Vs.
                  Lipper Benchmark/ Flexible Portfolio Funds
            Comparative Performance of $10,000 Investment at 1/2/96



                             EliteValue    Index
                             ----------  ---------
Inception Date 1/2/96         10,000.00  10,000.00
Inception to March 31, 1996   10,706.44  10,285.00
June 30, 1996                 10,935.58  10,567.10
September 30, 1996            11,595.62  10,794.00
December 31, 1996             12,669.85  11,407.00
March 31, 1997                12,758.30  11,427.53
June 30, 1997                 14,251.32  12,585.14




Average  Annual  Total  Return*
-------------------------------

                            EliteValue  Index
                            ----------  -----
12 Months to June 30, 1997       30.32  18.40
Inception to June 30, 1997       26.72  16.10

*The portfolio total returns reports are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The Lipper Benchmark/Flexible Portfolio Funds does not include any expenses.





June  30,  1997  Fund  Facts
----------------------------

Date of Inception                   1/2/96
Net Assets                 $     5,269,107
Net Asset Value per share  $         13.76
Manager                    OpCap Advisors


                               WNL SERIES TRUST
                    GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                                      Vs.
                       Standard & Poor's 500/Stock Incex
           Comparative Performance of $10,000 Investment at 10/20/95


                                Growth &
                                 Equity      Index
                                ---------  ---------
Inception Date 10/20/95         10,000.00  10,000.00
Inception to December 31, 1995  10,356.78  10,532.00
Inception to March 31, 1996     10,852.72  11,104.94
June 30, 1996                   11,414.02  11,605.77
September 30, 1996              11,623.71  11,960.91
December 31, 1996               12,569.22  12,962.04
March 31, 1997                  12,569.60  13,310.72
June 30, 1997                   14,704.98  15,632.11





Average Annual Total Return*  Growth & Equity   Index
----------------------------  ---------------   -----
12 Months to June 30, 1997              28.83   31.99
Inception to June 30, 1997              25.48   28.11

*The portfolio total returns reports are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The Standard & Poor's 500 / Stock Index does not include any expenses.




June  30,  1997  Fund  Facts
----------------------------

Date of Inception                      10/20/95
Net Assets                 $          5,134,928
Net Asset Value per Share  $              13.78
Manager                    State Street Global
                           Advisors


                               WNL SERIES TRUST
                    GLOBAL ADVISORS MONEY MARKET PORTFOLIO
                                      Vs.
                 91 Day Treasury Bill Index (Auction Average)
           Comparative Performance of $10,000 Investment at 10/10/95


                                Money Market    Index
                                ------------  ---------
Inception Date 10/10/95            10,000.00  10,000.00
Inception to December 31, 1995     10,117.26  10,135.61
Inception to March 31, 1996        10,240.47  10,264.16
June 30, 1996                      10,366.75  10,393.62
September 30, 1996                 10,503.63  10,530.37
December 31, 1996                  10,642.27  10,663.37
March 31, 1997                     10,782.67  10,795.60
June 30, 1997                      10,927.33  10,930.54




Average  Annual  Total  Return*
-------------------------------

                            Money Market  Index
                            ------------  -----
12 Months to June 30, 1997          5.05   5.17
Inception to June 30, 1997          5.27   5.41

*The portfolio total returns reports are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The 91-Day Treasury Index does not include any expenses.

As with all money market funds, an investment in the Global Advisors Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. Although the Portfolio strives to maintain a stable net asset value of $1.00 per share, there can be no assurance that this objective will be met.






June  30,  1997  Fund  Facts
----------------------------

Date of Inception                      10/10/95
Net Assets                 $          3,290,304
Net Asset Value per Share  $               1.00
Manager                    State Street Global
                           Advisors

------

                               WNL SERIES TRUST
            SALOMON BROTHERS U. S. GOVERNMENT SECURITIES PORTFOLIO
                                      Vs.
                          Treasury 1 to 10 Year Index
            Comparative Performance of $10,000 Investment at 2/6/96


                             Salomon Bros    Index
                             ------------  ---------
Inception Date 2/6/96           10,000.00  10,000.00
Inception to March 31, 1996      9,813.18   9,848.00
June 30, 1996                    9,872.93   9,915.00
September 30, 1996              10,073.49  10,102.00
December 31, 1996               10,340.05  10,455.00
March 31, 1997                  10,362.37  10,457.09
June 30, 1997                   10,686.91  10,788.58




Average  Annual  Total  Return*
-------------------------------

                            Salomon Bros  Index
                            ------------  -----
12 Months to June 30, 1997          8.24   7.90
Inception to June 30, 1997          4.86   5.71

*The portfolio total returns reports are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The Treasury 1 to 10 Year Index does not include any expenses.







June  30,  1997  Fund  Facts
----------------------------

Date of Inception                     2/6/96
Net Assets                 $       2,503,298
Net Asset Value per Share  $            9.82
Manager                    Salomon Brothers
                           Asset Management


                               WNL SERIES TRUST
             VAN KAMPEN AMERICAN CAPITAL EMERGING BROWTH PORTFOLIO
                                      Vs.
                       Lipper Benchmark / Mid-Cap Funds
            Comparative Performance of $10,000 Investment at 1/2/96


                              American
                              Capital     Index
                             ----------  ---------
Inception Date 1/2/96         10,000.00  10,000.00
Inception to March 31, 1996   10,791.13  10,757.00
June 30, 1996                 11,957.31  11,221.00
September 30, 1996            12,377.42  11,511.00
December 31, 1996             11,906.29  11,628.00
March 31, 1997                10,989.41  10,803.57
June 30, 1997                 12,949.78  12,518.10




Average  Annual  Total  Return*
-------------------------------

                             American
                             Capital    Index
                            ----------  -----
12 Months to June 30, 1997        8.30  12.06
Inception to June 30, 1997       18.86  17.60

*The portfolio total returns reports are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The Lipper Benchmark / Mid-Cap Funds does not include any expenses.






June  30,  1997  Fund  Facts
----------------------------

Date of Inception                           1/2/96
Net Assets                    $          3,417,936
Net Asset Value per Share     $              12.53
Manager                       Van Kampen American
                              Capital Asset Management, Inc.

                               WNL SERIES TRUST

                              FINANCIAL SCHEDULES

                                 June 30, 1997



                                   WNL SERIES TRUST
                           BEA GROWTH AND INCOME PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                              June 30, 1997 (unaudited)


SECURITY DESCRIPTION                            SHARES     VALUE
--------------------                           --------    -----

COMMON STOCKS-56.1%
  AEROSPACE-0.9%
    Lockheed Martin Corporation                     400    $ 41,425
                                                           --------
  AUTOMOBILES-0.7%
    General Motors Corporation                      600      33,413
                                                           --------
  BUSINESS SERVICES-4.3%
    Automatic Data Processing Incorporated        1,000      47,000
    GTECH Holdings Corporation (a)                1,500      48,375
    MAXIMUS Incorporated (a)                      6,300     112,612
                                                           --------
                                                            207,987
                                                           --------
  CHEMICALS-1.1%
    Eastman Chemical Company                        800      50,800
                                                           --------
  COMMUNICATION SERVICES-1.1%
    AirTouch Communications Incorporated (a)      2,000      54,750
                                                           --------
  COMPUTERS & BUSINESS EQUIPMENT-3.3%
    Compaq Computer Corporation (a)                 500      49,625
    DST Systems Incorporated (a)                  1,800      59,962
    FactSet Research Systems Incorporated (a)       100       2,450
    Hewlett-Packard Company                         800      44,800
                                                           --------
                                                            156,837
                                                           --------
  CONSTRUCTION MATERIALS-1.0%
    Sherwin-Williams Company                      1,600      49,400
                                                           --------
  CONSTRUCTION & MINING EQUIPMENT-1.1%
    Caterpillar Incorporated                        500      53,688
                                                           --------
  DOMESTIC OIL-0.8%
    USX-Marathon Group                            1,300      37,538
                                                           --------
  DRUGS & HEALTH CARE-8.8%
    American Home Products Corporation              600      45,900
    Amgen Incorporated                              600      34,875
    Barr Laboratories Incorporated (a)            2,250      99,000
    IVAX Corporation (a)                          8,400      93,975
    Smithkline Beecham PLC ADR                      800      73,300
    Warner-Lambert Company                          600      74,550
                                                           --------
                                                            421,600
                                                           --------
  ELECTRICAL EQUIPMENT-1.6%
    Emerson Electric Company                      1,400      77,087
                                                           --------
  ELECTRONICS-1.4%
    Newbridge Networks Corporation                1,500      65,250
                                                           --------




 . The accompanying notes are an integral part of the financial statements.

                               WNL SERIES TRUST
                        BEA GROWTH AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (continued)
                           June 30, 1997 (unaudited)


SECURITY DESCRIPTION                              SHARES   VALUE
--------------------                              ------  --------

COMMON STOCKS-(continued)
  FINANCE & BANKING-3.3%
    BB & T Corporation (a)                        1,200   $ 54,000
    Charles Schwab Corporation                    1,200     48,825
    Wells Fargo & Company                           200     53,900
                                                          --------
                                                           156,725
                                                          --------
  FOOD & BEVERAGES-1.2%
    Heinz (H.J.) Company                          1,200     55,350
                                                          --------
  HOUSEHOLD APPLIANCES & HOME FURNISHINGS-1.2%
    Newell Company (a)                            1,500     59,438
                                                          --------
  HOUSEHOLD PRODUCTS-2.2%
    Clorox Company                                  300     39,600
    Gillette Company                                700     66,325
                                                          --------
                                                           105,925
                                                          --------
  INDUSTRIAL MACHINERY-3.7%
    Allied Products Corporation                     200      6,625
    Dover Corporation                               800     49,200
    General Electric Company                      1,000     65,375
    Tyco International Limited                      800     55,650
                                                          --------
                                                           176,850
                                                          --------
  INSURANCE-4.0%
    Ace Limited                                     900     66,487
    American International Group Incorporated       400     59,750
    Exel Limited                                  1,200     63,300
                                                          --------
                                                           189,537
                                                          --------
  INTERNATIONAL OIL-2.5%
    Exxon Corporation                             1,000     61,500
    Mobil Corporation                               800     55,900
                                                          --------
                                                           117,400
                                                          --------
  NEWSPAPERS-0.8%
    Gannett Company Incorporated                    400     39,500
                                                          --------

  PAPER-1.1%
    Schweitzer-Mauduit International Incorporated 1,400     52,500
                                                          --------

  PHOTOGRAPHY-0.6%
    Eastman Kodak Company                           400     30,700
                                                          --------

  PLASTICS-1.0%
    Sealed Air Corporation (a)                    1,000     47,500
                                                          --------

  PUBLISHING-1.9%
    Hollinger International Incorporated          3,500     39,156
    Tribune Company                               1,100     52,869
                                                          --------
                                                            92,025
                                                          --------



 . The accompanying notes are an integral part of the financial statements.

                               WNL SERIES TRUST
                        BEA GROWTH AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (continued)
                           June 30, 1997 (unaudited)


Security Description                              SHARES   VALUE
---------------------                             ------ ----------

COMMON STOCKS-(continued)
  REAL ESTATE-1.6%
    Starwood Lodging Trust                        1,000  $   42,687
    TriNet Corporate Realty Trust Incorporated    1,100      36,369
                                                         ----------
                                                             79,056
                                                         ----------
  SOFTWARE-1.3%
    Microsoft Corporation (a)                       500      63,188
                                                         ----------

  TELECOMMUNICATIONS-2.5%
    Iridium World Communications Limited (a)      6,500     117,812
                                                         ----------

  TRUCKING & FREIGHT FORWARDING-1.1%
    Federal Express Corporation (a)                 900      51,975
                                                         ----------


TOTAL COMMON STOCKS-(Cost $2,153,128)                     2,685,256
                                                         ----------






                                                Principal
                                                 AMOUNT
                                                ----------

MUNICIPALS-0.8%
  New Jersey Economic Development Authority
    0.00%, 02/15/2008 .                         $   20,000   9,447
    7.43%, 02/15/2029 .                             20,000  20,000
    0.00%, 02/15/2011 .                             25,000   9,301
                                                            ------
TOTAL MUNICIPALS-(Cost $38,748)                             38,748
                                                            ------

CORPORATE BONDS-6.8%
  BROADCASTING-0.4%
    Belo (A.H.) Corporation
      6.88%, 06/01/2002 .                           20,000  19,999
                                                            ------

  COMPUTERS & BUSINESS EQUIPMENT-0.3%
    Seagate Technology
      7.45%, 03/01/2037 .                           15,000  15,071
                                                            ------

  DRUGS & HEALTH CARE-1.2%
    Merck & Company
      5.76%, 05/03/2037 .                           35,000  35,357
    Tenet Healthcare Corporation
      8.63%, 12/01/2003 .                           10,000  10,350
      7.88%, 01/15/2003 .                           10,000  10,025
                                                            ------
                                                            55,732
                                                            ------



 . The accompanying notes are an integral part of the financial statements.

                               WNL SERIES TRUST
                        BEA GROWTH AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (continued)
                           June 30, 1997 (unaudited)


                                           Principal
Security Description                         AMOUNT     VALUE
--------------------                       ----------  -------

CORPORATE BONDS-(continued)
  ELECTRIC UTILITIES-1.0%
    Beaver Valley II Funding Corporation
      9.00%, 06/01/2017 .                  $   25,000  $26,101
    Long Island Lighting Company
      9.00%, 11/01/2022 .                      10,000   10,950
    Niagara Mohawk Power Corporation
      5.88%, 09/01/2002 .                      10,000    9,274
                                                       -------
                                                        46,325
                                                       -------
  FINANCE & BANKING-1.7%
    A T & T Capital Corporation
      6.28%, 06/09/1998 .                      25,000   25,032
    Chase Manhattan Corporation
      7.25%, 06/01/2007 .                      10,000   10,043
    Citicorp
      7.20%, 06/15/2007 .                      10,000   10,023
    General Motors Acceptance Corporation
      6.63%, 04/24/2000 .                      30,000   30,020
    UCC Investors Holding Incorporated
      0.00%, 05/01/2005 .                       5,000    4,638
                                                       -------
                                                        79,756
                                                       -------
  INDUSTRIALS-0.2%
    Fresh Delmonte Produce NV
      10.00%, 05/01/2003 .                     10,000   10,325

  LEISURE TIME-1.0%
    Time Warner Incorporated
      9.15%, 02/01/2023 .                      10,000   11,045
      6.85%, 01/15/2026 .                      35,000   34,428
                                                       -------
                                                        45,473
                                                       -------
  TELECOMMUNICATIONS-0.5%
    ICG Holdings Incorporated
      0.00%, 05/01/2006 .                      10,000    6,700
    Nextel Communications, Inc.
      0.00%, 09/01/2003 .                      10,000    8,650
    Summit Communications Group Incorporated
      10.50%, 04/15/2005 .                     10,000   10,863
                                                       -------
                                                        26,213
                                                       -------
  TRANSPORTATION-0.5%
    Norfolk Southern Corporation
      6.95%, 05/01/2002 .                      10,000   10,058
      7.05%, 05/01/2037 .                      15,000   15,224
                                                       -------
                                                        25,282
                                                       -------

TOTAL CORPORATE BONDS-(Cost $319,693)                  324,176
                                                       -------



 . The accompanying notes are an integral part of the financial statements.

                               WNL SERIES TRUST
                        BEA GROWTH AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (continued)
                           June 30, 1997 (unaudited)


                                                Principal
Security Description                              AMOUNT     VALUE
--------------------                            ----------  -------

FOREIGN CORPORATE BONDS-1.4%
  BROADCASTING-0.2%
    Rogers Cantel Incorporated
      9.38%, 06/01/2008 .                       $   10,000  $10,550
                                                            -------

  FINANCE-0.2%
    App International Finance Co B V
      11.75%, 10/01/2005 .                          10,000   11,025
                                                            -------

  FINANCE & BANKING-0.6%
    Midland Bank
      5.88%, 12/31/1999 .                           10,000    9,020
    National Westminster Bank PLC
      6.06%, 12/31/2099 .                           10,000    9,096
    Royal Bank of Canada
      5.75%, 06/29/2085 .                           10,000    9,150
                                                            -------
                                                             27,266
                                                            -------
  FINANCIAL SERVICES-0.4%
    Auxiliaire Credit Foncier
      5.91%, 10/22/2002 .                           10,000    9,650
    Credit Foncier De France
      8.00%, 01/14/2002 .                           10,000   10,376
                                                            -------
                                                             20,026
                                                            -------
TOTAL FOREIGN CORPORATE BONDS-(Cost $68,324)                 68,867
                                                            -------
FOREIGN GOVERNMENT BONDS-0.5%
    Government of Poland
      6.50%, 10/27/2024 .                           10,000    9,788
    United Mexican States
      11.38%, 09/15/2016 .                          10,000   11,250
                                                            -------
TOTAL FOREIGN GOVERNMENT BONDS-(Cost $19,155)                21,038
                                                            -------
ASSET-BACKED SECURITIES-3.5%
  FINANCE & BANKING-1.6%
    Green Tree Financial Corporation
      Series 1997-3,Class A3, 6.73%, 07/15/2028.    35,000   35,131
    Metris Master Trust
      Series 1997-1, Class A, 6.87%, 10/20/2005.    15,000   15,085
      Sears Credit Account Master Trust II
      Series 1996-1, Class A, 6.20%, 02/16/2006 .   25,000   24,703
                                                            -------
                                                             74,919
                                                            -------



 . The accompanying notes are an integral part of the financial statements.

                                  WNL SERIES TRUST
                           BEA GROWTH AND INCOME PORTFOLIO
                         SCHEDULE OF INVESTMENTS (continued)
                              June 30, 1997 (unaudited)


                                                                Principal
Security Description                                              AMOUNT     VALUE
---------------------                                           ----------  --------

ASSET-BACKED SECURITIES-(continued)
  FINANCIAL SERVICES-1.9%
    Asset Securitization Corporation
      Series 1995-MD4, Class A1, 7.10%, 08/13/2029 .            $   19,554  $ 19,820
      Series 1996-D3, Class A1B, 7.21%, 10/31/2026 .                15,000    15,279
    Chase Commercial Mortgage Securities Corporation
      Series 1997-1, Class A2, 7.37%, 02/19/2007 .                  20,000    20,269
    Merrill Lynch Mortgage Investments Incorporated
      Series 1997-C1, Class A3, 7.12%, 06/18/2029 .                 10,000    10,097
    Nationscredit Grantor Trust
      Series 1996-1, Class A, 5.85%, 09/15/2011 .                   17,272    16,906
      Structured Asset Securities Corporation
      Series 1996-CFL, Class A1C, 5.94%, 02/25/2028                 10,000     9,768
                                                                              92,139

TOTAL ASSET-BACKED SECURITIES-(Cost $166,927)                                167,058

PREFERRED STOCK-0.5%
  FINANCE & BANKING-0.5%
    (Cost $23,265)
      California Federal Preferred Capital Corporation                 900    23,231

U.S. GOVERNMENT AND AGENCY SECURITIES-26.0%
  FEDERAL AGENCIES-11.2%
    Federal Home Loan Mortgage Corporation
      6.50%, 12/01/2099 TBA                                         65,000    63,740
      7.00%, 03/01/2011    .                                        21,487    21,516
      7.00%, 05/01/2012    .                                        24,906    24,867
      7.00%, 12/01/2025    .                                        73,837    73,237
      7.00%, 05/01/2027    .                                        74,137    73,534
      6.00%, 08/15/2007    .                                        25,000    24,678
    Federal National Mortgage Association
      6.50%, 09/01/2025    .                                        23,354    22,354
      7.00%, 12/01/2009    .                                        18,528    18,592
      7.00%, 03/01/2011    .                                        38,747    38,727
      7.00%, 11/01/2025    .                                        22,689    22,264
      7.00%, 12/01/2025    .                                        65,166    63,944
    Government National Mortgage Association  6.00%, 01/20/2027 .   45,152    45,519
      9.00%, 10/15/2017    .                                        14,135    15,177
    Tennessee Valley Authority
      5.98%, 04/01/2036    .                                        30,000    30,242
                                                                            --------
                                                                             538,391
                                                                            --------



 . The accompanying notes are an integral part of the financial statements.

                                   WNL SERIES TRUST
                            BEA GROWTH AND INCOME PORTFOLIO
                          SCHEDULE OF INVESTMENTS (continued)
                               June 30, 1997 (unaudited)


                                                               Principal
Security Description                                             AMOUNT       VALUE
--------------------                                           ----------  -----------

U.S. GOVERNMENT AND AGENCY SECURITIES-(continued)
  U.S. GOVERNMENT-14.8%
    United States Treasury Bonds
      7.13%, 02/15/2023 .                                      $   25,000  $   25,750
      7.63%, 02/15/2025 .                                         155,000     169,725
      10.75%, 08/15/2005 .                                         15,000      18,919
    United States Treasury Notes
      6.63%, 06/30/2001 .                                         220,000     222,062
      7.50%, 02/15/2005 .                                          20,000      21,162
      7.75%, 11/30/1999 .                                          70,000      72,439
      7.88%, 11/15/2004 .                                         165,000     178,071
                                                                           ----------
                                                                              708,128
                                                                           ----------

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES-(Cost $1,239,524)               1,246,519
                                                                           ----------

REPURCHASE AGREEMENT-6.8%
(Cost $326,000)
  State Street Bank and Trust Company , 2.00% dated
  6/30/97, to be repurchased at $326,018 on 07/01/97,
  collateralized by $325,000 par value U.S. Treasury Note,
  6.25% due 07/31/1998, with a value of $334,815 .                326,000     326,000
                                                                           ----------


TOTAL INVESTMENTS-(Cost  $4,354,764*)-102.4%                                4,900,893
OTHER ASSETS LESS LIABILITIES-(2.4)%                                         (113,478)
                                                                           ----------

NET ASSETS-100.0%                                                          $4,787,415
                                                                           ----------


(a)-Non-income  producing  security
ADR-American  Depositary  Receipt
TBA-To  Be  Announced

*-Aggregate  cost  for  Federal tax purposes.  Aggregate gross unrealized appreciation for  all  securities  in which there is an excess of value over tax cost and aggregate gross  unrealized  depreciation  for all securities in which there is an excess of tax cost  over  value were $567,468 and $21,339, respectively, resulting in net unrealized appreciation  of  $546,129.





 . The accompanying notes are an integral part of the financial statements.

                               WNL SERIES TRUST
                       BLACKROCK MANAGED BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           June 30, 1997 (unaudited)


                                                   Principal
Security Description                                 AMOUNT     VALUE
--------------------                               ----------  --------

CORPORATE BONDS-17.9%
  FINANCE & BANKING-11.7%
    American Savings Bank of Irvine California
      6.63%, 02/15/2006 .                          $   50,000  $ 47,899
    Finova Capital Corporation
      7.13%, 05/17/2004 .                              50,000    50,222
    GMAC Grantor Trust
      6.50%, 04/15/2002 .                              78,297    78,566
    GMAC Pass Through Trust
      6.38%, 09/30/1998 .                              50,000    50,070
    Merrill Lynch & Company, Inc.
      6.47%, 06/27/2000 .                              50,000    49,850
    Residential Accredit Loans Incorporated
      7.50%, 08/15/2027 .                             100,000   100,625
    Residential Asset Securities
      7.50%, 09/25/2027 .                              50,000    50,321
                                                               --------
                                                                427,553
                                                               --------
  HOTELS & RESTAURANTS-0.8%
    ITT Corporation
      7.38%, 11/15/2015 .                              30,000    27,908
                                                               --------

  INDUSTRIALS-2.7%
    Nabisco Incorporated
      7.05%, 07/15/2007                                50,000    49,194
    News America Holdings Incorporated
      7.75%, 12/01/2045 .                              50,000    46,800
                                                               --------
                                                                 95,994
                                                               --------
  UTILITIES-2.7%
    Texas Utilities Electric Company
      7.88%, 04/01/2024 .                             100,000    99,508
                                                               --------
TOTAL CORPORATE BONDS-(Cost $646,658)                           650,963
                                                               --------

FOREIGN CORPORATE BONDS-6.3%
  FINANCE & BANKING-1.3%
    Crown Cork & Seal Financial Savings
      6.75%, 12/15/2003 .                              50,000    49,274
                                                               --------

  SOVEREIGN & PROVINCIAL-2.2%
    Fairfax Financial Holdings Limited
      8.30%, 04/15/2026 .                              50,000    51,899
    Republic of Columbia
      7.63%, 02/15/2007 .                              30,000    29,280
                                                               --------
                                                                 81,179
                                                               --------



 . The accompanying notes are an integral part of the financial statements.

                                 WNL SERIES TRUST
                         BLACKROCK MANAGED BOND PORTFOLIO
                       SCHEDULE OF INVESTMENTS (continued)
                            June 30, 1997 (unaudited)


                                                             Principal
Security Description                                           AMOUNT     VALUE
---------------------                                        ----------  --------

FOREIGN CORPORATE BONDS-(continued)
  UTILITIES-2.8%
    Hydro Quebec
      7.50%, 04/01/2016 .                                    $   50,000  $ 49,544
    Tenaga Nasional Bhd.
      7.63%, 04/29/2007 .                                        50,000    51,263
                                                                         --------
                                                                          100,807
                                                                         --------
TOTAL FOREIGN CORPORATE BONDS-(Cost $228,436)                             231,260
                                                                         --------

MULTIPLE CLASS MORTGAGE PASS THROUGHS-3.7%
  FINANCIAL SERVICES-3.7%
    Community Program Loan Trust
      Series 1987-A, Class A4, 4.50%, 10/01/2018 .               95,949    82,126
GS Mortgage Security Corporation
      Series 1996-PL, Class A2, 7.41%, 02/15/2027 .              50,000    50,914
                                                                         --------
TOTAL MULTIPLE CLASS MORTGAGE PASS THROUGHS-(Cost $135,023)               133,040
                                                                         --------

DISCOUNT NOTES-22.2%
  FEDERAL AGENCIES-22.2%
  (Cost $810,000)
    Federal Home Loan Bank Consolidated Discount Notes
    6.00%, 07/01/1997 (a) **                                    810,000   810,000
                                                                         --------

ASSET-BACKED SECURITIES-11.9%
  FINANCIAL SERVICES-11.9%
    Chase Manhattan Auto Owner Trust
      Series 1997-B, Class A3, 6.35%, 02/15/2001 .               50,000    50,039
    CS First Boston Mortgage Securities Corporation
      Series 1996-2, Class A1, 5.70%, 06/15/2027 .               33,195    33,138
    Discover Card Master Trust I
      Series 1996-4, Class A, 5.81%, 10/16/2013 .                60,000    60,768
    First Union-Lehman Brothers Commercial Mortgage Trust
      Series 1997-C1, Class A3, 7.38%, 06/18/2029 .              50,000    51,125
    Green Tree Financial Corporation
      Series 1993-4, Class A4, 6.60%, 01/15/2019 .               50,000    49,500
      Series 1996-2, Class B2, 7.90%, 04/15/2027 .               50,000    49,312
      Series 1996-9, Class A6, 7.69%, 01/15/2028 .               50,000    51,047
    Nissan Auto Receivables
      Series 1995-A, Class A, 6.10%, 08/15/2001 .                40,628    40,603
    Standard Credit Card Master Trust I
      Series 1995-1, Class A, 8.25%, 01/07/2007 .                35,000    37,461
    Structured Asset Securities Corporation
      Series 1996-CFL, Class A1B, 5.75%, 02/25/2028.             11,979    11,936
                                                                         --------
TOTAL ASSET-BACKED SECURITIES-(Cost $434,684)                             434,929
                                                                         --------



 . The accompanying notes are an integral part of the financial statements.

                               WNL SERIES TRUST
                       BLACKROCK MANAGED BOND PORTFOLIO
                      SCHEDULE OF INVESTMENTS (continued)
                           June 30, 1997 (unaudited)


                                                    Principal
Security Description                                  AMOUNT       VALUE
--------------------                                ----------  -----------

U.S. GOVERNMENT SECURITIES-41.6%
  FEDERAL AGENCIES-20.5%
    Federal Home Loan Mortgage Corporation
      6.50%, 03/01/2026 .                           $  487,686  $  467,720
      6.50%, 04/01/2026 .                              290,832     278,925
                                                                -----------
                                                                   746,645
                                                                -----------
  FINANCIAL SERVICES-2.7%
    Small Business Administration
      Series 1996-10, Class C, 7.35%, 08/01/2006 .      50,000      50,562
    Small Business Administration
      Series 1996-20, Class E, 7.60%, 05/01/2016 .      48,040      49,375
                                                                -----------
                                                                    99,937
                                                                -----------
  U.S. GOVERNMENT-18.4%
    United States Treasury Bonds
      6.50%, 11/15/2026 .                               75,000      71,930
      6.63%, 02/15/2027 .                               50,000      48,922
    United States Treasury Notes
      5.88%, 11/15/1999 .                              300,000     298,077
      6.25%, 01/31/2002 .                               50,000      49,727
      6.63%, 04/30/2002 .                              120,000     121,106
      6.38%, 05/15/2000 .                               80,000      80,287
                                                                -----------
                                                                   670,049
                                                                -----------
TOTAL U.S. GOVERNMENT SECURITIES-(Cost $1,517,366)               1,516,631
                                                                -----------


TOTAL INVESTMENTS-(Cost  $3,772,167*)-103.6%                     3,776,823
OTHER ASSETS LESS LIABILITIES-(3.6)%                              (132,394)
                                                                -----------

NET ASSETS-100.0%                                               $3,644,429
                                                                -----------




SCHEDULE  OF  OPEN  FUTURES  CONTRACTS  AT  JUNE  30,  1997
-----------------------------------------------------------
NUMBER OF      CONTRACT                     TOTAL CONTRACT  UNREALIZED
CONTRACTS      DESCRIPTION                       VALUE      GAIN (LOSS)
---------      -----------                     ----------   ------------

   1  U.S. 2 Year Note September 1997 (short)  $(206,016)   $  (457)
   6  U.S. 10 Year Note September 1997 (short)  (647,250)    (9,308)
   1  U.S. 10 Year Note September 1997 (short)  (107,875)      (161)
   3  U.S. 5 Year Note September 1997 (long)     317,672      2,470
   4  U.S. 30 Year Note September 1997 (long)    444,250      1,833
                                                            -------
                                                            $(5,623)

**-The rate shown reflects the current yield at June 30, 1997 -$50,000 par value of Nabisco Incorporated has been pledged as collateral for initial margin for futures contracts.

*-Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $18,419 and $13,763, respectively, resulting in net unrealized appreciation of $4,656.





 . The accompanying notes are an integral part of the financial statements.

                               WNL SERIES TRUST
                 CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           June 30, 1997 (unaudited)

Security  Description                              SHARES     VALUE
---------------------                              ------    --------

COMMON STOCKS-80.9%
  AUSTRALIA-0.5%
    Foster's Brewing Group Limited                 10,500    $ 19,521
                                                             --------
  CANADA-0.7%
    Rogers Communications Incorporated (a)          4,000      24,910
                                                             --------
  CHILE-3.1%
    Five Arrows Chile Investment Trust Limited     20,000      67,600
    Genesis Chile Fund                              1,000      50,250
                                                             --------
                                                              117,850
                                                             --------
  CROATIA-1.3%
    Pliva D.D. GDR (a)                              2,960      48,100
                                                             --------

  CZECH REPUBLIC-1.6%
    Ateso                                           2,000      29,055
    Galena  (a)                                       600      29,796
                                                             --------
                                                               58,851
                                                             --------
  FRANCE-5.9%
    Alcatel Alsthom SA                                130      16,281
    AXA SA                                            348      21,644
    BIC SA                                            138      22,567
    Cie de Saint Gobain                               165      24,062
    Cie Generale de Eaux                              175      22,423
    Cofinec GDR (a)                                 1,700      46,963
    Sanofi SA                                         230      22,543
    Total SA                                          250      25,269
    Valeo SA                                          310      19,254
                                                             --------
                                                              221,006
                                                             --------
  GERMANY-4.8%
    Altana AG                                          23      24,529
    Bayer AG                                          544      20,904
    Bayerische Motoren Werke AG                        26      21,511
    Hoechst AG                                        560      23,754
    Mannesmann AG                                      62      27,621
    Siemens AG                                        400      23,749
    Volkswagen AG                                      50      38,329
                                                             --------
                                                              180,397
                                                             --------
  HONG KONG-7.2%
    Beijing Datang Power Generation
      Company Limited (a)                          43,000      19,842
    China Light & Power Company Limited             4,000      22,666
    China Merchants Hai Hong Holdings              20,000      62,215
    China Resources Beijing Land                   22,000      16,328
    Citic Pacific Limited                           4,000      24,989
    Hang Seng Bank Limited                          1,300      18,542
    HKR International Limited                      13,300      18,455
    Lai Sun Development                            20,000      22,460
    Peregrine Investment Holdings Limited           6,000      12,353
    Shum Yip Investment Limited (a)                22,000      24,421
    Wing Hang Bank Limited                          4,800      28,996
                                                             --------
                                                              271,267
                                                             --------



 . The accompanying notes are an integral part of the financial statements.

                               WNL SERIES TRUST
                 CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (continued)
                           June 30, 1997 (unaudited)


Security Description                        SHARES   VALUE
--------------------                        ------  --------

COMMON STOCKS-(continued)
  HUNGARY-2.4%
    Intermediate Europa Bank Right             100  $ 24,827
    MOL Magyar Olaj-es Gazipari GDR (a)        600    13,425
    Primagaz Hungaria Company Limited        1,000    54,460
                                                    --------
                                                      92,712
                                                    --------
  INDIA-2.0%
    India Fund                               8,000    76,500
                                                    --------

  INDONESIA-1.3%
    Bimantara Citra                         10,000    17,476
    PT Bank Bali                             6,000    16,036
    PT Telekomunikasi Indonesia              9,000    14,710
                                                    --------
                                                      48,222
                                                    --------
  ISRAEL-0.7%
    Koor Industries Limited ADR              1,500    26,437
                                                    --------

  ITALY-2.0%
    Ente Nazionale Idrocarburi SPA           4,270    24,182
    Telecom Italia Mobile SPA               16,450    51,244
                                                    --------
                                                      75,426
                                                    --------
  JAPAN-16.9%
    Amada Company                            3,000    26,435
    Banyu Pharmaceutical Company             2,000    35,072
    Daiwa Securities                         8,000    63,095
    East Japan Railway                           6    30,780
    Eisai Company                            1,500    28,398
    Fanuc                                    1,000    38,388
    Honda Motor Company                      1,000    30,100
    Japan Airport Terminal                   2,000    24,254
    Japan Tobacco Incorporated                   5    39,478
    Maeda Road Construction                  2,000    17,187
    NEC Corporation                          4,000    55,837
    Nippon Telegraph & Telephone                 9    86,372
    Nomura Securities Limited                2,000    27,569
    Santen Pharmaceutical Company            1,210    24,386
    Sony Corporation                         1,000    87,158
    Sumitomo Osaka Cement Company Limited    7,000    21,986
                                                    --------
                                                     636,495
                                                    --------
  KOREA-0.0%
    Samsung Electronics Limited 144A GDR         3       174
                                                    --------

  MALAYSIA-0.3%
    Magnum Corporation Bhd.                  9,000    13,550
                                                    --------



 . The accompanying notes are an integral part of the financial statements.

                               WNL SERIES TRUST
                 CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (continued)
                           June 30, 1997 (unaudited)


Security Description                                      SHARES   VALUE
--------------------                                      ------  --------

COMMON STOCKS-(continued)
  NETHERLANDS-4.0%
    Ahold NV                                                 315  $ 26,575
    ING Groep NV                                             548    25,266
    Oce Van Der Grinten NV                                   172    22,187
    Unilever NV                                              120    25,260
    Vendex International                                     500    27,383
    Verenigde Nederlandse Uitgeversbedrijven
      Verenigd Bezit                                       1,065    23,547
                                                                  --------
                                                                   150,218
                                                                  --------
  PERU-2.1%
    Telefonica del Peru ADR                                3,000    78,562
                                                                  --------
  PHILIPPINES-0.3%
    Equitable Banking Corporation (a)                        500     1,811
    Hawaii Cement                                         50,000     9,478
                                                                  --------
                                                                    11,289
                                                                  --------
  RUSSIA-2.3%
   Tatneft ADR  (a)                                          800    85,600
                                                                  --------

  POLAND-2.3%
    Gazprom ADR  (a)                                       5,000    86,000
                                                                  --------

  PORTUGAL-0.6%
    Elec De Portugal  (a)                                  1,215    22,297
                                                                  --------

  SINGAPORE-1.4%
    DBS Land Limited                                       8,000    25,292
    Development Bank of Singapore                          1,000    12,590
    Singapore Press Holdings Limited                         800    16,115
                                                                  --------
                                                                    53,997
                                                                  --------
  SLOVAKIA-1.3%
    Slovenske Lodenice AS (a)                                700    12,485
    Vychodoslovenske Zeleziarne AS                         2,000    37,455
                                                                  --------
                                                                    49,940
                                                                  --------
  SPAIN-2.0%
    Banco Bilbao Vizcaya                                     330    26,808
    Iberdrola SA                                           1,980    24,993
    Telefonica de Espana                                     800    23,129
                                                                  --------
                                                                    74,930
                                                                  --------
  SWEDEN-2.0%
    Atlas Copco AB                                           800    20,891
    Electrolux AB                                            400    28,854
    Telefonaktiebolaget LM Ericsson AB                       630    24,799
                                                                  --------
                                                                    74,544
                                                                  --------



 . The accompanying notes are an integral part of the financial statements.

                               WNL SERIES TRUST
                 CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (continued)
                           June 30, 1997 (unaudited)


Security Description                             SHARES    VALUE
--------------------                             ------  ----------

COMMON STOCKS-(continued)
  SWITZERLAND-3.2%
    Adia SA                                          68  $   26,082
    Novartis AG                                      25      39,966
    Roche Holdings AG                                 3      27,134
    Schweizerische Rueckversicherungs-
      Gesellschaft                                   19      26,873
                                                         ----------
                                                            120,055
                                                         ----------
  UNITED KINGDOM-8.3%
    Asda Group PLC                               14,600      30,149
    Courtaulds PLC                                4,400      24,840
    Dixons Group PLC                              3,200      25,206
    Electrocomponents PLC                         5,100      37,964
    EMI Group PLC                                 1,330      23,920
    General Accident PLC                          2,600      37,885
    GKN PLC                                       1,800      30,875
    Pearson PLC                                   2,100      24,340
    Provident Financial PLC                       2,850      26,578
    TI Group PLC                                  3,150      27,461
    Wolseley PLC                                  3,150      24,576
                                                         ----------
                                                            313,794
                                                         ----------
  UNITED STATES-0.4%
    Electric Fuel Corporation (a)                 2,500      16,563
                                                         ----------
                                                             16,563
                                                         ----------
TOTAL COMMON STOCKS-(Cost $2,556,777)                     3,049,207





                                              Principal
                                                AMOUNT
                                              ----------

CORPORATE BONDS-0.5%
(Cost $20,000)
  China-0.5%
    Qingling Motors Company
      3.50% 01/22/2002 .                      $   20,000  19,656
                                                          ------

CONVERTIBLE BONDS-0.5%
(Cost $21,668)
  THAILAND-0.5%
    Siam Commercial Bank Public Company Limited
      3.25%, 01/24/2004 .                         30,000  19,113
                                                          ------

                                               SHARES
                                               -------
WARRANTS-3.2%
  FRANCE-0.0%
    Cie Generale de Eaux (a)                         175     105
                                                          ------

  HONG KONG-0.0%
    Lai Sun Hotels International Limited           4,016     356
                                                          ------




 . The accompanying notes are an integral part of the financial statements.

                               WNL SERIES TRUST
                 CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (continued)
                           June 30, 1997 (unaudited)


Security Description                  SHARES    VALUE
--------------------                  -------  --------

WARRANTS-(continued)
  JAPAN-3.2%
    Fleming Japan Investor (a)         60,000  $ 51,958
    Schroder Japan Growth Fund (a)    175,000    67,028
                                               --------
                                                118,986
                                               --------
TOTAL WARRANTS-(Cost $180,134)                  119,447
                                               --------

PREFERRED STOCK-0.6%
(Cost $23,218)
  GERMANY-0.6%
    Henkel KGaA                           415    23,557
                                               --------






                                                           Principal
                                                             AMOUNT
                                                           ----------

REPURCHASE AGREEMENT-14.6%
(Cost $551,000)
  State Street Bank and Trust Company , 2.00% dated
  6/30/97, to be repurchased at $551,031 on 07/01/97,
  collateralized by $550,000 par value U.S. Treasury Note,
  6.25% due 07/31/1998, with a value of $566,610.          $  551,000     551,000
                                                                       -----------

TOTAL INVESTMENTS-(Cost  $3,352,797*)-100.3%                            3,781,980
OTHER ASSETS LESS LIABILITIES-(0.3)%                                      (11,672)
NET ASSETS-100.0%                                                      $3,770,308
                                                                       -----------


(a)-Non-income  producing  security
GDR-Global  Depositary  Receipt
ADR-American  Depositary  Receipt

*-Aggregate  cost  for  Federal  tax  purposes.    Aggregate  gross  unrealized
appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $657,250 and $228,067, respectively, resulting in net unrealized appreciation of $429,183.




 . The accompanying notes are an integral part of the financial statements.

                               WNL SERIES TRUST
                 CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                     ANALYSIS OF INDUSTRY CLASSIFICATIONS
                           June 30, 1997 (unaudited)


                                                 Percent of
Industry                                         Net Assets
--------                                         -----------
  Auto Parts                                            1.6%
  Automobiles                                           2.9
  Banks                                                 3.9
  Broadcasting                                          0.7
  Business Services                                     1.3
  Chemicals                                             2.5
  Communication Services                                5.2
  Computers & Business Equipment                        0.6
  Conglomerates                                         2.5
  Construction Materials                                1.9
  Construction & Mining Equipment                       0.9
  Consumer (non-durables)                               0.6
  Containers & Glass                                    2.3
  Drugs & Health Care                                   7.4
  Electric Utilities                                    2.2
  Electrical Equipment                                  1.5
  Electronics                                           2.0
  Financial Services                                    7.5
  Food & Beverages                                      1.1
  Household Appliances & Home Furnishings               3.1
  Household Products                                    0.7
  Industrial Machinery                                  1.9
  Insurance                                             2.3
  Investment Companies                                  0.7
  Leisure Time                                          1.0
  Liquor                                                0.5
  Miscellaneous                                         2.2
  Mutual Funds                                          5.1
  Oil & Gas                                             2.4
  Petroleum Services                                    0.7
  Publishing                                            1.1
  Railroads & Equipment                                 0.8
  Real Estate                                           3.2
  Retail Trade                                          3.5
  Telecommunications                                    7.9
                                                 -----------
    TOTAL INVESTMENTS BY INDUSTRY CLASSIFICATION       85.7

  Repurchase Agreement                                 14.6
    TOTAL INVESTMENTS                                 100.3%
                                                 ===========




 . The accompanying notes are an integral part of the financial statements.

------

                               WNL SERIES TRUST
                    ELITE VALUE ASSET ALLOCATION PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           June 30, 1997 (unaudited)


Security Description                         SHARES   VALUE
--------------------                         ------  --------

COMMON STOCKS-78.6%
  AEROSPACE-10.4%
    Lockheed Martin Corporation               3,000  $310,687
    McDonnell Douglas Corporation             3,500   239,750
                                                     --------
                                                      550,437
                                                     --------
  APPAREL & TEXTILES-2.8%
    Nike Incorporated                         2,500   145,937
                                                     --------

  BROADCASTING & CABLE-3.7%
    Tele-Communications Incorporated         13,000   193,375
                                                     --------

  CHEMICALS-7.6%
    E.I. du Pont de Nemours and Company       3,800   238,925
    Hercules Incorporated                     2,000    95,750
    Monsanto Company                          1,500    64,594
                                                     --------
                                                      399,269
                                                     --------
  COMMUNICATION SERVICES-0.3%
    Loral Space & Communications (a)          1,000    15,000
                                                     --------

  CONSTRUCTION & MINING EQUIPMENT-3.7%
    Caterpillar Incorporated                  1,800   193,275
                                                     --------

  DRUGS & HEALTH CARE-1.2%
    Becton, Dickinson & Company               1,200    60,750
                                                     --------

  ELECTRICAL EQUIPMENT-1.0%
    Arrow Electronics Incorporated (a)        1,000    53,125
                                                     --------

  ELECTRONICS-3.8%
    Intel Corporation                           500    70,906
    National Semiconductor Corporation (a)    2,400    73,500
    Unitrode Corporation (a)                  1,100    55,413
                                                     --------
                                                      199,819
                                                     --------
  FINANCE & BANKING-12.6%
    BankBoston Corporation                    2,000   144,125
    Citicorp                                  1,700   204,956
    First Empire State Corporation              300   101,100
    Wells Fargo & Company                       800   215,600
                                                     --------
                                                      665,781
                                                     --------
  FINANCIAL SERVICES-6.4%
    American Express Company                  1,400   104,300
    Federal Home Loan Mortgage Corporation    5,000   171,875
    Federal National Mortgage Association     1,400    61,075
                                                     --------
                                                      337,250
                                                     --------
  GAS EXPLORATION-1.7%
    Triton Energy Limited (a)                 2,000    91,625
                                                     --------

  HOTELS & RESTAURANTS-2.6%
    McDonald's Corporation                    2,800   135,275
                                                     --------




 . The accompanying notes are an integral part of the financial statements.


                               WNL SERIES TRUST
                    ELITE VALUE ASSET ALLOCATION PORTFOLIO
                      SCHEDULE OF INVESTMENTS (continued)
                           June 30, 1997 (unaudited)


Security Description                         SHARES     VALUE
--------------------                        ---------  --------

COMMON STOCKS-(continued)
  INSURANCE-3.6%
    Ace Limited                                   1,600  $  118,200
    Exel Limited                                  1,400      73,850
                                                         ----------
                                                            192,050
                                                         ----------
  MANUFACTURING-4.7%
    Tenneco Incorporated                          2,500     112,969
    Varian Associates Incorporated                2,500     135,625
                                                         ----------
                                                            248,594
                                                         ----------
  PAPER-2.6%
    Champion International Corporation            2,500     138,125
                                                         ----------

  RAILROADS & EQUIPMENT-4.0%
    Union Pacific Corporation                     3,000     211,500
                                                         ----------

  SOFTWARE-3.1%
    Computer Associates International, Inc.       3,000     165,654
                                                         ----------

  TOYS & AMUSEMENTS-2.8%
    Mattel Incorporated                           4,300     145,663
                                                         ----------

TOTAL COMMON STOCKS-(Cost $3,469,678)                     4,142,504
                                                         ----------






                                                     Principal
                                                       AMOUNT
                                                     ----------
DISCOUNT NOTES-31.4%
  FEDERAL AGENCIES-31.4%
    Federal Farm Credit Bank
      5.47%, 07/08/1997 **.                          $  175,000     174,814
      5.38%, 07/01/1997 **.                             215,000     215,000
    Federal Home Loan Bank Consolidated
      Discount Notes
      6.00%, 07/01/1997  (a) **                         250,000     250,000
      5.39%, 08/04/1997 **.                             115,000     114,415
      5.39%, 08/25/1997 **.                             185,000     183,476
    Federal Home Loan Mortgage Corporation
      5.40%, 07/24/1997 **                              720,000     717,516
                                                                 -----------

TOTAL DISCOUNT NOTES-(Cost $1,655,222)                            1,655,221
                                                                 -----------

TOTAL INVESTMENTS-(Cost  $5,124,900*)-110.0%                      5,797,725
OTHER ASSETS LESS LIABILITIES-(10.0)%                              (528,618)
                                                                 -----------

NET ASSETS-100.0%                                                $5,269,107
                                                                 ===========


(a)-Non-income  producing  security
**-The  rate  shown  reflects  the  current  yield  at  June  30,  1997

*-Aggregate  cost  for  Federal  tax  purposes.    Aggregate  gross unrealized
appreciation for all securities in which there is an excess of value over tax cost and net unrealized appreciation of $672,825.




 . The accompanying notes are an integral part of the financial statements.


                               WNL SERIES TRUST
                    GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           June 30, 1997 (unaudited)


Security Description                                   SHARES   VALUE
--------------------                                   ------  --------
COMMON STOCKS-97.8%
  AEROSPACE-0.8%
    General Dynamics Corporation                          400  $ 30,000
    Litton Industries Incorporated (a)                    200     9,649
                                                               --------
                                                                 39,649
                                                               --------
  AGRICULTURAL MACHINERY-0.6%
    AGCO Corporation                                      800    28,750
                                                               --------

  ALUMINUM-0.5%
    Alumax Incorporated (a)                               700    26,556
                                                               --------

  APPAREL & TEXTILES-2.1%
    Footstar Incorporated (a)                             500    13,062
    Intimate Brands Incorporated                        1,900    39,900
    Jones Apparel Group Incorporated (a)                  600    28,650
    Liz Claiborne Incorporated                            300    13,987
    Payless ShoeSource Incorporated (a)                   200    10,938
                                                                106,537
                                                               --------
  AUTOMOBILES-1.0%
    Ford Motor Company                                  1,300    49,075
                                                               --------

  BANKS-5.1%
    AmSouth Bancorporation                                900    34,031
    BankAmerica Corporation                             1,000    64,563
    Barnett Banks Incorporated                            200    10,500
    Comerica Incorporated                                 500    34,000
    First Union Corporation                               700    64,750
    Republic New York Corporation                         500    53,750
                                                               --------
                                                                261,594
                                                               --------
  BROADCASTING-0.3%
    A.H. Belo Corporation                                 400    16,650
                                                               --------

  BUSINESS SERVICES-0.7%
    Accustaff Incorporated (a)                            600    14,213
    Olsten Corporation                                  1,200    23,325
                                                               --------
                                                                 37,538
                                                               --------
  CHEMICALS-3.2%
    Dow Chemical Company                                  700    60,987
    International Specialty Products Incorporated (a)   1,400    19,687
    Lubrizol Corporation                                  400    16,775
    Lyondell Petrochemical Company                        600    13,088
    Union Carbide Corporation                           1,200    56,475
                                                               --------
                                                                167,012
                                                               --------
  COMMUNICATION SERVICES-1.9%
    AirTouch Communications Incorporated (a)            1,400    38,325
    Lucent Technologies Incorporated                      832    59,956
                                                               --------
                                                                 98,281
                                                               --------



 . The accompanying notes are an integral part of the financial statements.


                               WNL SERIES TRUST
                    GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (continued)
                           June 30, 1997 (unaudited)


Security Description                            SHARES   VALUE
--------------------                            ------  --------

COMMON STOCKS-(continued)
  COMPUTERS & BUSINESS EQUIPMENT-6.0%
    Compaq Computer Corporation (a)                600  $ 59,550
    Dell Computer Corporation (a)                  400    46,975
    Komag Incorporated (a)                         800    13,100
    Micron Electronics Incorporated (a)            300     5,351
    Quantum Corporation                          2,600    52,813
    Sun Microsystems Incorporated (a)              800    29,775
    Tandy Corporation                              700    39,200
    Western Digital Corporation (a)              1,200    37,950
    Xerox Corporation                              300    23,623
                                                        --------
                                                         308,337
                                                        --------
  CONGLOMERATES-1.0%
    Cooper Industries Incorporated               1,000    49,750
                                                        --------
  CONSTRUCTION MATERIALS-1.3%
    Johns Manville Corporation (a)               1,700    20,081
    USG Corporation (a)                            800    29,200
    Vulcan Materials Company                       200    15,700
                                                          64,981
                                                        --------
  CONSTRUCTION & MINING EQUIPMENT-2.1%
    Case Corporation                               600    41,325
    Caterpillar Incorporated                       600    64,425
                                                        --------
                                                         105,750
                                                        --------
  DOMESTIC OIL-1.7%
    Pennzoil Company                               700    53,725
    Phillips Petroleum Company                     800    35,000
                                                        --------
                                                          88,725
                                                        --------
  DRUGS & HEALTH CARE-11.7%
    Allegiance Corporation                       1,300    35,425
    American Home Products Corporation             400    30,600
    Amgen Incorporated                             900    52,313
    Bergen Brunswig Corporation                  1,250    34,844
    Bristol Myers Squibb Company                 1,100    89,100
    Johnson & Johnson                              200    12,875
    Lincare Holdings Incorporated (a)              900    38,700
    McKesson Corporation                           300    23,250
    Merck & Company Incorporated                 1,000   103,500
    Quorum Health Group Incorporated (a)           400    14,300
    Schering-Plough Corporation                  1,300    62,237
    Tambrands Incorporated                         400    19,950
    Tenet Healthcare Corporation (a)             1,350    39,909
    Watson Pharmaceuticals Incorporated (a)        200     8,450
    Wellpoint Health Networks Incorporated (a)     800    36,700
                                                        --------
                                                         602,153
                                                        --------



 . The accompanying notes are an integral part of the financial statements.


                               WNL SERIES TRUST
                    GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (continued)
                           June 30, 1997 (unaudited)


Security Description                                   SHARES   VALUE
--------------------                                   ------  --------
COMMON STOCKS-(continued)
  ELECTRIC UTILITIES-2.6%
    Entergy Corporation                                   600  $ 16,108
    Illinova Corporation                                1,100    24,200
    Long Island Lighting Company                          800    18,400
    Ohio Edison Company                                   400     8,725
    Public Service Enterprise Group                     1,500    37,500
    Unicom Corporation                                  1,300    28,925
                                                               --------
                                                                133,858
                                                               --------
  ELECTRICAL EQUIPMENT-0.5%
    UCAR International Incorporated (a)                   600    27,450
                                                               --------

  ELECTRONICS-4.4%
    Gateway 2000 Incorporated (a)                         300     9,731
    Intel Corporation                                     700    99,269
    Motorola Incorporated                               1,000    76,000
    National Semiconductor Corporation (a)              1,100    33,688
    Tektronix Incorporated                                100     5,908
                                                               --------
                                                                224,596
                                                               --------
  FINANCE & BANKING-1.0%
    Morgan Stanley, Dean Witter, Discover
     and Company (a)                                      400    17,225
    Pacific Century Financial Corporation                 300    13,875
    Union Planters Corporation                            400    20,750
                                                               --------
                                                                 51,850
                                                               --------
  FINANCIAL SERVICES-4.7%
    Allstate Corporation                                  600    43,800
    American Express Company                              600    44,700
    Bear Stearns Companies Incorporated                 1,200    41,025
    Green Tree Financial Corporation                    1,400    49,875
    Lehman Brothers Holdings Incorporated                 300    12,150
    Student Loan Marketing Association                    200    25,400
    The Money Store Incorporated                          800    22,950
                                                               --------
                                                                239,900

  FOOD & BEVERAGES-3.9%
    Coca-Cola Company                                     900    60,750
    ConAgra Incorporated                                  200    12,825
    Heinz (H.J.) Company                                  600    27,675
    Interstate Bakeries Corporation                       700    41,519
    McCormick & Company Incorporated                      600    15,150
    PepsiCo Incorporated                                  600    22,537
    Quaker Oats Company                                   500    22,438
                                                               --------
                                                                202,894

  FOREST PRODUCTS-0.4%
    Deltic Timber Corporation                              85     2,492
    Fort Howard Corporation (a)                           400    20,250
                                                               --------
                                                                 22,742
                                                               --------



 . The accompanying notes are an integral part of the financial statements.


                               WNL SERIES TRUST
                    GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (continued)
                           June 30, 1997 (unaudited)


Security Description                           SHARES   VALUE
--------------------                           ------  --------

COMMON STOCKS-(continued)
  GAS EXPLORATION-1.4%
    Apache Corporation                            600  $ 19,500
    Burlington Resources Incorporated             100     4,412
    Mitchell Energy & Development Corporation     700    14,350
    Union Texas Petroleum Holdings
      Incorporated                              1,600    33,500
                                                       --------
                                                         71,762
                                                       --------
  GAS & PIPELINE UTILITIES-0.4%
    Coastal Corporation                           200    10,638
    National Fuel Gas Company                     300    12,581
                                                       --------
                                                         23,219
                                                       --------
  HOUSEHOLD APPLIANCES & HOME FURNISHINGS-0.8%
    Maytag Corporation                            800    20,900
    Newell Company (a)                            500    19,813
                                                       --------
                                                         40,713
                                                       --------
  HOUSEHOLD PRODUCTS-0.3%
    Procter & Gamble Company                      100    14,125
                                                       --------

  INDUSTRIAL MACHINERY-3.0%
    General Electric Company                    1,600   104,600
    Timken Company                              1,400    49,787
                                                       --------
                                                        154,387
                                                       --------
  INSURANCE-5.0%
    Ambac Financial Group Incorporated            100     7,638
    American General Corporation                1,000    47,750
    CIGNA Corporation                             200    35,500
    Everest Reinsurance Holdings
      Incorporated (a)                            500    19,812
    Loews Corporation                             400    40,050
    Marsh & McLennan Companies Incorporated       400    28,550
    Mercury General Corporation                   200    14,550
    Old Republic International Corporation        700    21,219
    Progressive Corporation                       200    17,400
    Travelers Property Casualty Corporation       600    23,925
                                                       --------
                                                        256,394
                                                       --------
  INTERNATIONAL OIL-4.5%
    Amoco Corporation                             400    34,775
    Exxon Corporation                           1,500    92,250
    Mobil Corporation                           1,000    69,875
    Texaco Incorporated                           300    32,625
                                                       --------
                                                        229,525
                                                       --------
  LEISURE TIME-1.3%
    Callaway Golf Company                         400    14,200
    King World Productions Incorporated           100     3,500
    MGM Grand Incorporated (a)                    900    33,300
    Walt Disney Company                           200    16,050
                                                       --------
                                                         67,050
                                                       --------



 . The accompanying notes are an integral part of the financial statements.


                               WNL SERIES TRUST
                    GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (continued)
                           June 30, 1997 (unaudited)


Security Description                                  SHARES   VALUE
--------------------                                  ------  --------

COMMON STOCKS-(continued)
  NEWSPAPERS-0.8%
    Gannett Company Incorporated                         400  $ 40,521
                                                              --------

  PETROLEUM SERVICES-1.4%
    Global Marine Incorporated (a)                       800    18,600
    Noble Drilling Corporation (a)                       800    18,050
    Rowan Companies Incorporated (a)                   1,200    33,825
                                                              --------
                                                                70,475
                                                              --------
  PUBLISHING-0.7%
    Dun & Bradstreet Corporation                       1,300    34,125
                                                              --------

  RAILROADS & EQUIPMENT-0.6%
    CSX Corporation                                      600    33,300
                                                              --------

  RETAIL GROCERY-2.3%
    American Stores Company                              800    39,500
    Kroger Company (a)                                 1,500    43,500
    Richfood Holdings Incorporated                       600    15,600
    SUPERVALU Incorporated                               600    20,700
                                                              --------
                                                               119,300
                                                              --------
  RETAIL TRADE-3.4%
    Borders Group Incorporated (a)                       400     9,650
    Costco Companies Incorporated (a)                  1,500    49,312
    Dayton Hudson Corporation                            600    31,913
    Tiffany & Company                                    500    23,094
    TJX Companies Incorporated (New)                   2,400    63,300
                                                              --------
                                                               177,269
                                                              --------
  SOFTWARE-4.6%
    Adobe Systems Incorporated                           900    31,556
    BMC Software Incorporated (a)                        600    33,225
    Computer Associates International, Inc.            1,100    61,256
    Learning Company Incorporated (a)                  1,800    16,875
    Microsoft Corporation (a)                            500    63,188
    Synopsys Incorporated (a)                            800    29,400
                                                              --------
                                                               235,500
                                                              --------
  STEEL-0.9%
    USX-US Steel Group Incorporated                    1,300    45,581
                                                              --------

  TELECOMMUNICATIONS-5.9%
    Ameritech Corporation                                600    40,762
    AT&T Corporation                                   1,300    45,581
    Bell Atlantic Corpora                                400    30,350
    BellSouth Corporation                                700    32,463
    GTE Corporation                                      800    35,100
    Nynex Corporation                                    600    34,575
    QUALCOMM Incorporated (a)                            700    35,612
    SBC Communications Incorporated                      738    45,664
    Southern New England Telecommunications
      Corporation                                        100     3,888
                                                              --------
                                                               303,995
                                                              --------



 . The accompanying notes are an integral part of the financial statements.


                               WNL SERIES TRUST
                    GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (continued)
                           June 30, 1997 (unaudited)


Security Description                          SHARES      VALUE
--------------------                          -------  -----------

COMMON STOCKS-(continued)
  TOBACCO-1.6%
    Philip Morris Companies Incorporated        1,800  $   79,875
                                                       -----------

  TOYS & AMUSEMENTS-0.3%
    Hasbro Incorporated                           500      14,188
                                                       -----------

  TRUCKING & FREIGHT FORWARDING-1.1%
    CNF Transportation Incorporated               700      22,575
    Ryder Systems Incorporated                  1,000      33,000
                                                       -----------
                                                           55,575
                                                       -----------

TOTAL COMMON STOCKS-(Cost $4,148,750)                   5,021,507
                                                       -----------

MUTUAL FUNDS-3.4%
(Cost $175,644)
  Dreyfus Cash Management                     175,644     175,644
                                                       -----------

TOTAL INVESTMENTS-(Cost  $4,324,394*)-101.2%            5,197,151
OTHER ASSETS LESS LIABILITIES-(1.2)%                      (62,223)
                                                       -----------
NET ASSETS-100.0%                                      $5,134,928
                                                       ===========



(a)-Non-income  producing  security

*-Aggregate cost for Federal tax purposes is identical. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $956,311 and $83,554, respectively, resulting in net unrealized appreciation of $872,757.




 . The accompanying notes are an integral part of the financial statements.


                               WNL SERIES TRUST
                    GLOBAL ADVISORS MONEY MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           June 30, 1997 (unaudited)


                                                       Principal
Security Description                                     AMOUNT      VALUE
--------------------                                   ----------  ----------

DISCOUNT NOTES-46.4%
  FEDERAL AGENCIES-46.4%
    Federal Home Loan Bank Consolidated Discount Note
      6.00%, 07/01/1997**                              $  570,000  $  570,000
    Federal Home Loan Mortgage Association Discount Note
      5.28%, 07/10/1997**                                 100,000      99,868
    Federal National Mortgage Association Discount Note
      6.05%, 11/10/1997**                                  60,000      60,000
      6.84%, 10/03/1997**                                 100,000     100,750
      5.64%, 10/20/1997**                                 200,000     196,522
    Student Loan Marketing Association Discount Note
      6.00%, 07/01/1997**                                 500,000     500,000
                                                                   ----------
TOTAL DISCOUNT NOTES-(Cost $1,527,140)                              1,527,140
                                                                   ----------
FEDERAL AGENCIES-16.6%
    Federal Farm Credit Bank
      5.58%, 10/27/1997 .                                 200,000     196,342
      11.90%, 10/20/1997 .                                 50,000      50,848
    Federal Farm Credit Banks Consolidated Systems
      6.03%, 11/14/1997 .                                 300,000     300,248
                                                                   ----------
TOTAL FEDERAL AGENCIES-(Cost $547,438)                                547,438
                                                                   ----------

COMMERCIAL PAPER-34.8%
  FINANCIAL SERVICES-24.3%
    General Electric Capital Corporation
      5.55%, 07/08/1997**                                 125,000     124,865
    Merrill Lynch & Company Incorporated
      5.67%, 08/18/1997**                                 125,000     124,055
    Norwest Financial Incorporated
      5.50%, 04/15/1998**                                  85,000      84,413
    Old Kent Bank & Trust Company
      6.88%, 04/15/1998**                                 100,000     100,378
    PACCAR Financial** Corporation
      5.50%, 07/02/1997 .                                 130,000     129,980
    Prudential Funding** Corporation
      5.56%, 07/15/1997**                                 100,000      99,784
    Xerox Credit Corporation
      5.54%, 08/12/1997**                                 135,000     134,127
                                                                   ----------
                                                                      797,602
                                                                   ----------



 . The accompanying notes are an integral part of the financial statements.


                               WNL SERIES TRUST
                    GLOBAL ADVISORS MONEY MARKET PORTFOLIO
                      SCHEDULE OF INVESTMENTS (continued)
                           June 30, 1997 (unaudited)


                                             Principal
Security Description                           AMOUNT      VALUE
--------------------                         ----------  ----------
COMMERCIAL PAPER-(continued)
  FOOD & BEVERAGES-10.5%
    Australian Wheat Board
      5.61%, 07/29/1997**                    $  100,000  $   99,564
    H.J. Heinz Company
      5.53%, 07/07/1997**                       125,000     124,885
    Pepsico Incorporated
      5.49%, 07/07/1997**                       122,000     121,888
                                                         ----------
                                                            346,337
                                                         ----------
TOTAL COMMERCIAL PAPER-(Cost $1,143,939)                  1,143,939
                                                         ----------

TOTAL INVESTMENTS-(Cost  $3,218,517*)-97.8%               3,218,517
                                                         ----------
OTHER ASSETS LESS LIABILITIES-2.2%                           71,787
                                                         ----------
NET ASSETS-100.0%                                        $3,290,304
                                                         ==========



**-The  rate  shown  reflects  the  current  yield  at  June  30,  1997

*-Aggregate  cost  for  Federal  tax  purposes





 . The accompanying notes are an integral part of the financial statements.


                                   WNL SERIES TRUST
                SALOMON BROTHERS U.S. GOVERNMENT SECURITIES PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                              June 30, 1997 (unaudited)


                                                               Principal
Security Description                                             AMOUNT      VALUE
--------------------                                           ----------  ----------

DISCOUNT NOTES-19.9%
    Federal Farm Credit Bank Consolidated Discount Note
      5.40%, 07/11/1997 .                                      $  250,000  $  249,625
    Student Loan Marketing Discount Note
      5.38%, 07/31/1997 .                                         250,000     248,879
                                                                           ----------
TOTAL DISCOUNT NOTES-(Cost $498,503)                                          498,504
                                                                           ----------

U.S. GOVERNMENT AND AGENCY SECURITIES-86.4%
  FEDERAL AGENCIES-86.4%
    Federal Farm Credit Bank
      5.38%, 07/01/1997  .                                        250,000     250,000
    Federal Home Loan Mortgage Corporation
      8.25%, 04/01/2017 .                                          22,748      23,730
      11.75%, 07/01/2006 .                                          9,432      10,385
      11.75%, 07/01/2013 .                                          6,529       7,168
      11.75%, 08/01/2013 .                                         13,930      14,336
      5.89%, 07/24/2000 .                                         225,000     221,976
    Federal National Mortgage Association
      7.00%, 05/01/2026 .                                         193,172     189,550
      7.00%, 12/01/2099 TBA                                       100,000      97,968
      7.00%, 12/01/2099 TBA                                       150,000     146,952
      7.50%, 12/01/2099 TBA                                       325,000     325,708
      11.00%, 09/01/2020 .                                         79,491      88,718
      11.50%, 09/01/2019 .                                         20,316      22,867
      12.00%, 10/01/2015 .                                         73,702      84,159
      12.00%, 01/01/2016 .                                          4,035       4,676
      12.50%, 08/01/2015 .                                          7,390       8,537
      12.50%, 09/01/2015 .                                          8,866      10,418
      13.00%, 11/01/2015 .                                         17,923      21,216
      14.50%, 11/01/2014 .                                          7,973       9,857
      7.15%, 10/17/2009 .                                          50,000      50,463
    Government National Mortgage Association
      7.00%, 01/15/2099 TBA                                       350,000     343,546
    Student Loan Marketing Association
      7.20%, 11/09/2000 .                                         225,000     230,238
                                                                           ----------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES-(Cost $2,159,768)               2,162,468
                                                                           ----------

REPURCHASE AGREEMENT-29.8%
    J.P. Morgan & Company, 5.95% dated
    6/30/1997 to be repurchased at $373,062 on 07/01/97,
    collateralized by $355,000 par value U.S. Treasury Note,
    7.50% due 11/15/2016, with a value of $384,230 .              373,000     373,000





 . The accompanying notes are an integral part of the financial statements.


                                 WNL SERIES TRUST
               SALOMON BROTHERS U.S. GOVERNMENT SECURITIES PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                             June 30, 1997 (unaudited)


                                                           Principal
Security Description                                         AMOUNT       VALUE
--------------------                                       ----------  -----------

REPURCHASE AGREEMENT-(continued)
    State Street Bank and Trust Company, 5.95% dated
    6/30/1997 to be repurchased at $373,062 on 07/01/97,
    collateralized by $355,000 par value U.S. Treasury Note,
    7.50% due 11/15/2016, with a value of $384,230.        $  373,000  $  373,000
                                                                       -----------
TOTAL REPURCHASE AGREEMENT-(Cost $746,000)                                746,000
                                                                       -----------

TOTAL INVESTMENTS-(Cost  $3,404,272*)-136.1%                            3,406,972
OTHER ASSETS LESS LIABILITIES-(36.1)%                                    (903,674)
                                                                       -----------
NET ASSETS-100.0%                                                      $2,503,298
                                                                       ===========


TBA-To  Be  Announced
**-The  rate  shown  reflects  the  current  yield  at  June  30,  1997

*-Aggregate  cost  for  Federal  tax  purposes.    Aggregate  gross  unrealized
appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $9,222 and $6,521, respectively, resulting in net unrealized appreciation of $2,701.




 . The accompanying notes are an integral part of the financial statements.


                               WNL SERIES TRUST
             VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           June 30, 1997 (unaudited)


Security Description                            SHARES   VALUE
--------------------                            ------  -------

COMMON STOCKS-84.8%
  AEROSPACE-0.5%
    Gulfstream Aerospace Corporation (a)           125  $ 3,687
    Precision Castparts Corporation                225   13,416
                                                        -------
                                                         17,103
                                                        -------
  AIR TRAVEL-0.8%
    Continental Airlines Incorporated (a)          300   10,481
    US Airways Group Incorporated (a)              475   16,625
                                                         27,106
                                                        -------
  APPAREL & TEXTILES-2.1%
    Jones Apparel Group Incorporated (a)           400   19,100
    Liz Claiborne Incorporated                     250   11,656
    Nautica Enterprises Incorporated (a)           250    6,609
    St. John Knits Incorporated                    275   14,850
    Tommy Hilfiger Corporation (a)                 125    5,024
    Wolverine World Wide Incorporated              475   14,428
                                                        -------
                                                         71,667
                                                        -------
  AUTO PARTS-0.5%
    Danaher Corporation                            225   11,433
    Tower Automotive Incorporated (a)              150    6,450
                                                         17,883
                                                        -------
  BANKS-0.8%
    Cullen/Frost Bankers Incorporated              125    5,297
    National Commerce Bancorporation               125    2,750
    North Fork Bancorporation Incorporated         300    6,412
    Silicon Valley Bancshares (a)                   35    1,584
    Star Banc Corporation                          225    9,506
                                                        -------
                                                         25,549
                                                        -------
  BROADCASTING-1.3%
    Clear Channel Communications Incorporated (a)  225   13,837
    Evergreen Media Corporation (a)                475   21,197
    Jacor Communications Incorporated (a)          200    7,650
                                                        -------
                                                         42,684
                                                        -------
  BUSINESS SERVICES-5.7%
    Accustaff Incorporated (a)                     225    5,330
    Apollo Group Incorporated (a)                  250    8,813
    Cambridge Technology Partners Incorporated (a) 325   10,400
    Caribiner International Incorporated (a)       300    9,788
    Comdisco Incorporated                          338    8,775
    Computer Horizons Corporation (a)              225    7,706
    Consolidated Graphics Incorporated (a)         275   11,481
    Corrections Corporation of America (a)         550   21,862
    Interpublic Group of Companies Incorporated    275   16,861
    Keane Incorporated (a)                         125    6,500
    National Data Corporation                      275   11,911





 . The accompanying notes are an integral part of the financial statements.


                               WNL SERIES TRUST
             VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO
                      SCHEDULE OF INVESTMENTS (continued)
                           June 30, 1997 (unaudited)


Security Description                           SHARES   VALUE
--------------------                           ------  --------

COMMON STOCKS-(continued)
  BUSINESS SERVICES-(continued)
    National TechTeam Incorporated (a)             75  $  1,603
    Omnicom Group Incorporated                    250    15,406
    Paychex Incorporated                          375    14,250
    Robert Half International Incorporated (a)    275    12,942
    Saville Systems PLC ADR (a)                   125     6,500
    Sitel Corporation (a)                         250     5,156
    SunGaurd Data Systems Incorporated (a)        350    16,275
    Technology Solutions Company (a)              100     3,950
                                                       --------
                                                        195,509
                                                       --------
  CHEMICALS-0.7%
    Cytec Industries Incorporated (a)             100     3,738
    Praxair Incorporated                          325    18,200
                                                       --------
                                                         21,938

  COMMUNICATION SERVICES-0.9%
    Brightpoint Incorporated (a)                  275     8,955
    CellStar Corporation (a)                      450    13,781
    MasTec Incorporated                           175     8,280
                                                       --------
                                                         31,016
                                                       --------
  COMPUTERS & BUSINESS EQUIPMENT-5.0%
    Dell Computer Corporation (a)               1,275   149,733
    Stratus Computer Incorporated (a)             225    11,250
    Sun Microsystems Incorporated (a)             250     9,304
                                                       --------
                                                        170,287
                                                       --------
  DRUGS & HEALTH CARE-8.4%
    Curative Health Services Incorporated (a)     150     4,312
    Dura Pharmaceuticals Incorporated (a)         750    29,906
    ESC Medical Systems Limited (a)                75     1,912
    FPA Medical Management Incorporated (a        225     5,330
    Guidant Corporation                           450    38,250
    Health Management Associates Incorporated (a) 500    14,250
    HealthSouth Corporation (a)                 1,350    33,666
    Jones Medical Industries Incorporated         375    17,812
    Medicis Pharmaceutical Corporation (a)        325    16,209
    MiniMed Incorporated (a)                      150     3,994
    Omnicare Incorporated                         775    24,316
    Oxford Health Plans Incorporated (a)          500    35,875
    Parexel International Corporation (a)         200     6,350
    Quintiles Transnational Corporation (a)       225    15,666
    Renal Treatment Centers Incorporated (a)      225     6,047
    Rexall Sundown Incorporated (a)               225     8,775
    Teva Pharmaceutical Industries Limited ADR    125     8,094
    Total Renal Care Holdings Incorporated (a)    175     7,033
    Universal Health Services Incorporated (a)    225     8,662
                                                       --------
                                                        286,459
                                                       --------



 . The accompanying notes are an integral part of the financial statements.


                               WNL SERIES TRUST
             VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO
                      SCHEDULE OF INVESTMENTS (continued)
                           June 30, 1997 (unaudited)


Security Description                          SHARES   VALUE
--------------------                          ------  --------

COMMON STOCKS-(continued)
  ELECTRONICS-8.3%
    Altera Corporation (a)                       925  $ 46,712
    Applied Materials Incorporated (a)           650    46,028
    ASM Lithography Holding NV (a)               175    10,237
    Aspen Technology Incorporated (a)            325    12,228
    BMC Industries Incorporated                  150     5,138
    Cymer Incorporated (a)                       200     9,750
    Dallas Semiconductor Corporation             275    10,794
    Dynatech Corporation (a)                     125     4,469
    Jabil Circuit Incorporated (a)               225    18,872
    KLA-Tencor Corporation (a)                   225    10,969
    Kulicke & Soffa Industries Incorporated (a)  200     6,494
    Micrel Incorporated (a)                      100     5,100
    Micro Linear Corporation (a)                 150     1,575
    Sanmina Corporation (a)                      275    17,462
    Sundstrand Corporation                       150     8,372
    Teradyne Incorporated (a)                    600    23,550
    Texas Instruments Incorporated               175    14,711
    Uniphase Corporation (a)                     175    10,194
    Vitesse Semiconductor Corporation (a)        575    18,795
    Wyman-Gordon Company (a)                     125     3,375
                                                      --------
                                                       284,825
                                                      --------
  FINANCIAL SERVICES-1.5%
    Astoria Financial Corporation                200     9,500
    Finova Group Incorporated                    325    24,862
    State Street Corporation                     375    17,344
                                                      --------
                                                        51,706
                                                      --------
  FOOD & BEVERAGES-1.3%
    Interstate Bakeries Corporation              300    17,794
    Morningstar Group Incorporated (a)           175     5,140
    Smithfield Foods Incorporated (a)            350    21,525
                                                      --------
                                                        44,459
                                                      --------
  GAS EXPLORATION-0.2%
    Forcenergy Incorporated (a)                  250     7,594
                                                      --------

  HOTELS & RESTAURANTS-1.3%
    CapStar Hotel Company (a)                    175     5,600
    Doubletree Corporation (a)                   275    11,309
    Foodmaker Incorporated (a)                   200     3,275
    HFS Incorporated (a)                         200    11,600
    Prime Hospitality Corporation (a)            200     3,950
    Promus Hotel Corporation (a)                 225     8,719
                                                      --------
                                                        44,453
                                                      --------
  HOUSEHOLD APPLIANCES & HOME FURNISHINGS-0.6%
    Ethan Allen Interiors Incorporated           225    12,825
    WestPoint Stevens Incorporated (a)           225     8,803
                                                      --------
                                                        21,628
                                                      --------



 . The accompanying notes are an integral part of the financial statements.


                               WNL SERIES TRUST
             VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO
                      SCHEDULE OF INVESTMENTS (continued)
                           June 30, 1997 (unaudited)


Security Description                                SHARES   VALUE
--------------------                                ------  --------

COMMON STOCKS-(continued)
  INDUSTRIAL MACHINERY-1.5%
    AES Corporation (a)                                250  $ 17,687
    SPX Corporation                                    100     6,481
    Tyco International Limited                         275    19,130
    United States Filter Corporation (a)               275     7,494
                                                              50,792
                                                            --------
  INSURANCE-4.0%
    American Bankers Insurance Group Incorporated      150     9,488
    CMAC Investment Corporation                        375    17,906
    Conseco Incorporated                             1,400    51,800
    Everest Reinsurance Holdings Incorporated (a)      175     6,935
    Hartford Financial Services Group Incorporated (a) 175    14,481
    Mercury General Corporation                         40     2,910
    MGIC Investment Corporation                        175     8,389
    Penncorp Financial Group Incorporated              150     5,775
    SunAmerica Incorporated                            300    14,625
    Transatlantic Holdings Incorporated                 25     2,481
    Vesta Insurance Group Incorporated                  65     2,811
                                                            --------
                                                             137,601
                                                            --------
  LEISURE TIME-0.6%
    Action Performance Companies Incorporated (a)      200     4,850
    Regal Cinemas Incorporated (a)                     450    14,850
                                                            --------
                                                              19,700
                                                            --------
  Manufacturing-0.1%
    Halter Marine Group Incorporated (a)               200     4,800
                                                            --------

  OFFICE FURNISHINGS & SUPPLIES-0.5%
    Herman Miller Incorporated                         450    16,200

  OIL & GAS-0.2%
    Ocean Energy Incorporated (a)                      175     8,094
                                                            --------

  PETROLEUM SERVICES-6.1%
    BJ Services Company (a)                            225    12,066
    Cliffs Drilling Company (a)                        250     9,125
    Cooper Cameron Corporation (a)                     550    25,713
    Diamond Offshore Drilling Incorporated (a)         375    29,297
    ENSCO International Incorporated (a)               375    19,781
    EVI Incorporated (a)                               325    13,650
    Falcon Drilling Company Incorporated (a)           375    21,609
    Global Marine Incorporated (a)                     925    21,506
    Marine Drilling Companies Incorporated (a)         650    12,756
    National-Oilwell Incorporated (a)                  125     7,188
    Rowan Companies Incorporated (a)                   175     4,933
    Smith International Incorporated (a)               450    27,337
    Varco International Incorporated (a)                75     2,419
                                                            --------
                                                             207,380
                                                            --------



 . The accompanying notes are an integral part of the financial statements.


                               WNL SERIES TRUST
             VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO
                      SCHEDULE OF INVESTMENTS (continued)
                           June 30, 1997 (unaudited)


Security Description                          SHARES   VALUE
--------------------                          ------  --------

COMMON STOCKS-(continued)
  PLASTICS-0.1%
    Sealed Air Corporation (a)                   100  $  4,750
                                                      --------

    Pollution Control-1.7%
    Allied Waste Industries Incorporated (a)     200     3,475
    Newpark Resources Incorporated (a)           300    10,125
    United Waste Systems Incorporated (a)        475    19,475
    USA Waste Services Incorporated (a)          675    26,072
                                                      --------
                                                        59,147
                                                      --------
  PUBLISHING-0.6%
    Meredith Corporation                         600    17,400
    Valassis Communications Incorporated (a)     100     2,400
                                                      --------
                                                        19,800
                                                      --------
  RETAIL GROCERY-0.4%
    Safeway Incorporated (a)                     275    12,684
                                                      --------

  RETAIL TRADE-8.9%
    Barnes & Noble Incorporated (a)              250    10,750
    Bed Bath & Beyond Incorporated (a)           400    12,150
    Borders Group Incorporated (a)               575    13,872
    CompUSA Incorporated (a)                     300     6,450
    Consolidated Stores Corporation (a)          531    18,461
    Costco Companies Incorporated (a)          1,075    35,341
    CVS Corporation                              275    14,094
    Dollar General Corporation                   325    12,187
    Eagle Hardware & Garden Incorporated (a)     200     4,575
    Family Dollar Stores Incorporated            325     8,856
    Fred Meyer Incorporated (a)                  225    11,630
    General Nutrition Companies Incorporated (a) 325     9,100
    Gucci Group NV ADR                           275    17,703
    InaCom Corporation (a)                       125     3,891
    Ingram Micro Incorporated (a)                200     4,825
    Pacific Sunwear of California (a)            300     9,675
    Pier 1 Imports Incorporated                  425    11,262
    Proffitt's Incorporated                      175     7,678
    Ross Stores Incorporated                     825    26,967
    Stein Mart Incorporated (a)                  250     7,500
    The Wet Seal Incorporated (a)                225     7,102
    Tiffany & Company                            275    12,702
    TJX Companies Incorporated (New)             900    23,737
    Williams-Sonoma Incorporated (a)             350    14,962
                                                      --------
                                                       305,470
                                                      --------
  SAVINGS & LOAN-2.3%
    Coast Savings Financial Incorporated (a)     125     5,680
    Glendale Federal Bank (a)                    225     5,878






 . The accompanying notes are an integral part of the financial statements.


                               WNL SERIES TRUST
             VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO
                      SCHEDULE OF INVESTMENTS (continued)
                           June 30, 1997 (unaudited)


Security Description                            SHARES    VALUE
--------------------                            ------  ----------

COMMON STOCKS-(continued)
  SAVINGS & LOAN-(continued)
    Greenpoint Financial Corporation               200  $   13,312
    Peoples Heritage Financial Group Incorporated  175       6,628
    Sovereign Bancorp Incorporated                 350       5,338
    St Paul Bancorp Incorporated                   200       6,625
    Washington Mutual Incorporated                 600      35,850
                                                        ----------
                                                            79,311
                                                        ----------
  SOFTWARE-13.3%
    Baan Company NV (a)                            275      18,941
    BMC Software Incorporated (a)                  750      41,531
    Ciber Incorporated (a)                         225       7,692
    Citrix Systems Incorporated (a)                225       9,872
    Compuware Corporation (a)                    1,200      57,300
    Discreet Logic Incorporated (a)                175       2,888
    HBO & Company                                  700      48,213
    HNC Software Incorporated (a)                  200       7,625
    McAfee Associates Incorporated (a)             900      56,812
    Microsoft Corporation (a)                      925     116,897
    Peoplesoft Incorporated (a)                    975      51,431
    Siebel Systems Incorporated (a)                125       4,031
    Viasoft Incorporated (a)                       450      22,838
    Wind River Systems (a)                         225       8,606
                                                        ----------
                                                           454,677
                                                        ----------
  STEEL-0.3%
    Maverick Tube Corporation (a)                  150       5,625
    Mueller Industries Incorporated (a)            100       4,375
                                                        ----------
                                                            10,000
                                                        ----------
  TELECOMMUNICATIONS-2.9%
    ADC Telecommunications Incorporated (a)        375      12,516
    Advanced Fibre Communications (a)              150       9,056
    CIENA Corporation (a)                          275      12,959
    Comverse Technology Incorporated (a)           325      16,900
    Tellabs Incorporated (a)                       825      46,097
                                                        ----------
                                                            97,528
                                                        ----------
  TELEPHONE-0.6%
    Cincinnati Bell Incorporated                   600      18,900
    U.S. Long Distance Corporation                 150       2,588
                                                        ----------
                                                            21,488
                                                        ----------
  TOBACCO-0.1%
    Consolidated Cigar Holdings Incorporated (a)   150       4,163
                                                        ----------

  TRUCKING & FREIGHT FORWARDING-0.7%
    Airbourne Freight Corporation                  225       9,422
    Tidewater Incorporated                         325      14,300
                                                        ----------
                                                            23,722
                                                        ----------
TOTAL COMMON STOCKS-(Cost $2,369,121)                    2,899,173
                                                        ----------





 . The accompanying notes are an integral part of the financial statements.


                               WNL SERIES TRUST
             VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO
                      SCHEDULE OF INVESTMENTS (continued)
                           June 30, 1997 (unaudited)

                                                     Principal
Security Description                                   AMOUNT      VALUE
--------------------                                 ----------  ----------

DISCOUNT NOTES-13.6%
  FEDERAL AGENCIES-13.6%
  (Cost $465,000)
    Federal Home Loan Bank Consolidated Discount Notes
      6.00%, 07/01/1997  (a) **                      $  465,000  $  465,000
                                                                 ----------

TOTAL INVESTMENTS-(Cost  $2,834,121*)-98.4%                       3,364,173
OTHER ASSETS LESS LIABILITIES-1.6%                                   53,763
                                                                 ----------
NET ASSETS-100.0%                                                $3,417,936
                                                                 ==========


(a)-Non-income  producing  security
ADR-American  Depositary  Receipt
**-The  rate  shown  reflects  the  current  yield  at  June  30,  1997

*-Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $545,082 and $15,030, respectively, resulting in net unrealized appreciation of $530,052.






 . The accompanying notes are an integral part of the financial statements.


                                            WNL SERIES TRUST
                                  STATEMENTS OF ASSETS AND LIABILITIES
                                        June 30, 1997 (unaudited)


                                                     BEA                       Credit          Elite-
                                                   Growth      BlackRock       Suisse          Value
                                                     and        Managed     International      Asset
                                                   Income        Bond          Equity        Allocation
                                                 -----------  -----------  ---------------  ------------
ASSETS
Investments in securities, at value              $4,574,893   $3,776,823   $    3,230,980   $ 5,797,725
Repurchase agreements, at value                     326,000            -          551,000             -
                                                 -----------  -----------  ---------------  ------------
  Total Investment (a) (Note 1)                   4,900,893    3,776,823        3,781,980     5,797,725
Cash, including foreign currency, at value              946       10,063           56,108           686
Receivable for securities sold                       22,499            -              321        35,006
Receivable for forward contracts (Note 5)                 -            -            4,089             -
Interest receivable                                  18,305       29,665              763             -
Dividends receivable                                  2,502            -           13,956         2,168
Receivable for fund shares sold                           -            -              149         4,639
Receivable from Adviser (Note 2)                     32,211       28,974           37,704        28,325
Prepaid insurance                                     1,796        1,789            1,782         1,782
                                                 -----------  -----------  ---------------  ------------
  TOTAL ASSETS                                    4,979,152    3,847,314        3,896,852     5,870,331

LIABILITIES
Payable for securities purchased                    103,570      151,977                -       525,484
Payable for forward currency contracts (Note 5)           -            -           32,842             -
Payable for fund shares repurchased                  33,892        1,275           29,635        29,063
Payable for variation margin on futures                   -          375                -             -
Trustees fees payable                                 1,808        1,808            1,792         1,808
Accounts payable and accrued expenses                52,467       47,450           62,275        44,869
                                                 -----------  -----------  ---------------  ------------
  TOTAL LIABILITIES                                 191,737      202,885          126,544       601,224
                                                 -----------  -----------  ---------------  ------------
  NET ASSETS                                     $4,787,415   $3,644,429   $    3,770,308   $ 5,269,107
                                                 ===========  ===========  ===============  ============


NET ASSETS CONSIST OF:
  Par value (Note 4)                             $    3,946   $    3,721   $        3,047   $     3,830
  Paid-in capital (Note 4)                        4,197,393    3,698,393        3,163,874     4,530,548
  Undistributed (distributions in excess of)
    net investment income                              (431)         135              941           (33)
  Accumulated net realized gain (loss) on
    investments, futures, and foreign currency
    translations                                     40,378      (56,853)         204,125        61,937
  Net unrealized appreciation (depreciation) of:
    Investments                                     546,129        4,656          429,183       672,825
    Futures                                               -       (5,623)               -             -
    Foreign currency                                      -            -          (30,862)            -
                                                 -----------  -----------  ---------------  ------------
      NET ASSETS                                 $4,787,415   $3,644,429   $    3,770,308   $ 5,269,107
                                                 ===========  ===========  ===============  ============

  Shares outstanding at end of period               394,572      372,131          304,742       382,995
  Net asset value per share                      $    12.13   $     9.79   $        12.37   $     13.76

(a) Investments in securities and repurchase
  agreements, at cost                            $4,354,764   $3,772,167   $    3,352,797   $ 5,124,900





 . The accompanying notes are an integral part of the financial statements.


                                          WNL SERIES TRUST
                                STATEMENTS OF ASSETS AND LIABILITIES
                                      June 30, 1997 (unaudited)


                                                                            Salomon      Van Kampen
                                                   Global       Global      Brothers      American
                                                  Advisors     Advisors       U.S.        Capital
                                                   Growth       Money      Government     Emerging
                                                   Equity       Market     Securities      Growth
                                                 -----------  ----------  ------------  ------------

ASSETS
  Investments in securities, at value            $5,197,151   $3,218,517  $ 2,660,972   $ 3,364,173
  Repurchase agreements, at value                         -            -      746,000             -
                                                 -----------  ----------  ------------  ------------
    Total Investment (a) (Note 1)                 5,197,151    3,218,517    3,406,972     3,364,173
  Cash, including foreign currency, at value         10,660            -          869         4,795
  Receivable for securities sold                     71,205            -      256,269        16,910
  Interest receivable                                     -        8,160       24,503             -
  Dividends receivable                                7,110            -            -           660
  Receivable for fund shares sold                         -      165,302            -        69,834
  Receivable from Adviser (Note 2)                   35,213       29,661       28,237        39,756
  Prepaid insurance                                   1,790        1,782        1,782         1,786
                                                 -----------  ----------  ------------  ------------
    TOTAL ASSETS                                  5,323,129    3,423,422    3,718,632     3,497,914

LIABILITIES
  Payable for securities purchased                  104,245            -    1,168,416             -
  Payable for fund shares repurchased                27,424       87,146          982         8,451
  Trustees fees payable                               1,792        1,808        1,808         1,808
  Accounts payable and accrued expenses              54,740       44,164       44,128        69,719
                                                 -----------  ----------  ------------  ------------
    TOTAL LIABILITIES                               188,201      133,118    1,215,334        79,978
                                                 -----------  ----------  ------------  ------------
    NET ASSETS                                   $5,134,928   $3,290,304  $ 2,503,298   $ 3,417,936
                                                 ===========  ==========  ============  ============

NET ASSETS CONSIST OF:
  Par value (Note 4)                             $    3,727   $   32,903  $     2,550   $     2,728
  Paid-in capital (Note 4)                        4,072,528    3,257,401    2,535,111     3,093,815
  Undistributed (distributions in excess of)
    net investment income                               (67)           -          162            82
  Accumulated net realized loss on
    investments and foreign currency
    translations                                    185,983            -      (37,226)     (208,741)
Net unrealized appreciation (depreciation) of:
  Investments                                       872,757            -        2,701       530,052
                                                 -----------  ----------  ------------  ------------
    NET ASSETS                                   $5,134,928   $3,290,304  $ 2,503,298   $ 3,417,936
                                                 ===========  ==========  ============  ============

Shares outstanding at end of period                 372,647    3,290,304      254,981       272,750
Net asset value per share                        $    13.78   $     1.00  $      9.82   $     12.53

(a) Investments in securities and repurchase
  agreements, at cost                            $4,324,394   $3,218,517  $ 3,404,272   $ 2,834,121



 . The accompanying notes are an integral part of the financial statements.


                                          WNL SERIES TRUST
                                      STATEMENTS OF OPERATIONS
                         For the Six Months Ended June 30, 1997 (unaudited)


                                                 BEA                      Credit          Elite-
                                               Growth     BlackRock       Suisse          Value
                                                 and       Managed     International      Asset
                                               Income       Bond          Equity        Allocation
                                              ---------  -----------  ---------------  ------------

INVESTMENT INCOME
  Interest income                             $ 52,668   $  112,336   $        3,003   $    19,765
  Dividend income**                             15,075            -           29,632        17,782
                                              ---------  -----------  ---------------  ------------
    TOTAL INVESTMENT INCOME                     67,743      112,336           32,635        37,547

EXPENSES
  Investment Advisory fees (Note 2)             13,581        9,435           13,856        10,668
  Sub-administration fees                       26,427       27,624           26,039        27,115
  Audit fees                                     4,927        4,927            4,927         4,943
  Custodian fees and expenses                   16,146       21,203           25,839        17,055
  Trustee's fees (Note 2)                        4,561        4,560            4,545         4,560
  Legal fees                                    (1,178)       2,572           (1,178)        2,572
  Transfer agent fees                            1,895        1,922            2,114         2,365
  Insurance expense                              2,626        2,626            2,626         2,626
  Printing expense                                 274          274              274           274
  Miscellaneous expenses                            55           56               57            57
                                              ---------  -----------  ---------------  ------------
Total operating expenses before
  waivers and reimbursements                    69,314       75,199           79,099        72,235
Fees waived and expenses reimbursed (Note 2)   (58,087)     (67,994)         (67,244)      (63,700)
                                              ---------  -----------  ---------------  ------------
  NET EXPENSES                                  11,227        7,205           11,855         8,535
                                              ---------  -----------  ---------------  ------------
  NET INVESTMENT INCOME                         56,516      105,131           20,780        29,012
                                              ---------  -----------  ---------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain on
    Investments and futures contracts           54,328        4,590          204,125        61,938
  Net change in unrealized appreciation
    (depreciation) of:
    Investments                                321,822        3,393          329,593       363,441
    Futures                                          -       (2,841)               -             -
    Foreign currency                                 -            -          (52,392)            -
                                              ---------  -----------  ---------------  ------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS)                                  376,150        5,142          481,326       425,379
                                              ---------  -----------  ---------------  ------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                     $432,666   $  110,273   $      502,106   $   454,391
                                              =========  ===========  ===============  ============

** Net of foreign withholding taxes of        $     58   $        -   $        4,139   $         -
                                              =========  ===========  ===============  ============




 . The accompanying notes are an integral part of the financial statements.


                                        WNL SERIES TRUST
                                    STATEMENTS OF OPERATIONS
                       For the Six Months Ended June 30, 1997 (unaudited)



                                                                        Salomon      Van Kampen
                                                Global      Global      Brothers      American
                                               Advisors    Advisors       U.S.        Capital
                                                Growth      Money      Government     Emerging
                                                Equity      Market     Securities      Growth
                                              ----------  ----------  ------------  ------------

INVESTMENT INCOME
  Interest income                             $   1,957   $  53,628   $    77,306   $     8,464
  Dividend income                                34,778           -             -         3,428
                                              ----------  ----------  ------------  ------------
    TOTAL INVESTMENT INCOME                      36,735      53,628        77,306        11,892

EXPENSES
  Investment Advisory fees (Note 2)              12,322       4,244         5,644         9,296
  Sub-administration fees                        26,398      26,728        27,167        27,141
  Audit fees                                      4,927       4,927         4,927         4,780
  Custodian fees and expenses                    23,277      11,918        16,858        52,137
  Trustee's fees (Note 2)                         4,545       4,561         4,560         4,560
  Legal fees                                     (1,178)     (1,178)        2,572         2,572
  Transfer agent fees                             2,354       2,341         1,853         2,385
  Insurance expense                               2,626       2,626         2,621         2,626
  Printing expense                                  274         274           274           274
  Miscellaneous expenses                             57          57             -            57
                                              ----------  ----------  ------------  ------------
  Total operating expenses before
    waivers and reimbursements                   75,602      56,498        66,476       105,828
  Fees waived and expenses reimbursed (Note 2)  (65,905)    (53,480)      (62,377)      (98,144)
                                              ----------  ----------  ------------  ------------
    NET EXPENSES                                  9,697       3,018         4,099         7,684
                                              ----------  ----------  ------------  ------------
    NET INVESTMENT INCOME                        27,038      50,610        73,207         4,208
                                              ----------  ----------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain (loss) on:
    Investments                                 185,983           -         2,250      (148,401)
  Net change in unrealized
    appreciation (depreciation) of:
    Investments                                 463,626           -         4,471       385,529
                                              ----------  ----------  ------------  ------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS)                                   649,609           -         6,721       237,128
                                              ----------  ----------  ------------  ------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                     $ 676,647   $  50,610   $    79,928   $   241,336
                                              ==========  ==========  ============  ============

** Net of foreign withholding taxes of        $       -   $       -   $         -   $         4
                                              ==========  ==========  ============  ============



 . The accompanying notes are an integral part of the financial statements.


                                                         WNL SERIES TRUST
                                               STATEMENTS OF CHANGES IN NET ASSETS

                                                    BEA  Growth                    BlackRock            Credit  Suisse
                                                    -----------                    ---------            --------------
                                                    And  Income                   Managed Bond        International  Equity
                                                    -----------                  -------------        ---------------------
                                               Six Months       Year       Six Months     Period      Six Months        Year
                                                  Ended        Ended         Ended         Ended        Ended          Ended
                                                June 30,    December 31,    June 30,    December 31    June 30,     December 31,
                                                 1997                         1997                       1997
                                               (unaudited)    1996        (unaudited)      1996*     (unaudited)      1996
                                               -----------  ------------  ------------  -----------  ------------  --------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
Net investment income                          $    56,516  $    121,254  $   105,131   $  189,281   $   20,780    $   26,519
Net realized gain (loss) on:
Incestments and futures                             54,328       110,399        4,590      (61,443)     204,125       259,448
Foreign currency transactions                            -             -            -            -            -        24,110

Net change in unrealized appreciation
(depreciation) of:
Investments and futures                            321,822       110,048        3,393       (1,519)     329,593        30,380
Foreign currency                                         -             -       (2,841)            -     (52,392)       22,709
                                               -----------  ------------  ------------  -----------  ------------  -----------
Net increase in net assets resulting
from operations                                    432,666       341,701      110,273      126,319      502,106       363,166
Distributions to shareholders (Note 1):
From net investment income                         (58,054)     (120,147)    (104,996)    (189,281)     (17,207)      (26,519)
In excess of net investment income                       -             -            -            -            -       (61,401)
From net realized gains                                  -      (102,804)           -            -            -      (223,676)
Fund share transactions (Note 4)                 1,267,704       890,030      263,034    3,439,080      558,427       592,388
                                               -----------   -----------  -----------  ------------  ------------ ------------
Total increase in net assets                     1,642,316     1,008,780      268,311    3,376,118    1,043,326       643,958

Net Assets:
Beginning of period                              3,145,099     2,136,319    3,376,118            -    2,726,982     2,083,024
                                               ------------  ------------ ------------ -----------  -----------  -----------
  End of period (a)                            $ 4,787,415   $ 3,145,099  $ 3,644,429   $3,376,118   $3,770,308   $2,726,982
                                               ===========   ===========  ===========  ===========  ===========  ============

(a) Including undistributed (overdistributed)
net investment income                          $      (431)  $     1,107   $      135  $        -   $      941   $   (2,632)
                                               ============  ============  ==========  ===========  ===========  ===========


*-The  BlackRock  Managed  Bond  Portfolio  commenced  investment  operations  on  January  2,  1996.




 . The accompanying notes are an integral part of the financial statements.


                                                        WNL SERIES TRUST
                                               STATEMENTS OF CHANGES IN NET ASSETS

                                                     EliteValue             Global Advisors            Global Advisors
                                                 Asset Allocation           Growth Equity                Money Market
                                                -----------------           --------------             ---------------
                                               Six Months    Period       Six Months     Year       Six Months       Year
                                                 Ended       Ended          Ended        Ended         Ended         Ended
                                              June 30, 1997 December 31, June 30, 1997 December 31     June 30,    December 31,
                                               (unaudited)    1996        (unaudited)    1996*      (unaudited)       1996
                                               -----------  ----------  -------------- -----------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
Net investment income                          $    29,012  $   26,047  $    27,038     $   47,555   $   50,610     $    37,566
Net realized gain (loss) on:
Investments and futures                             61,938      28,614      185,983        131,244           -               -
Net change in unrealized appreciation
(depreciation) of:
Investments and futures                            363,441     309,384      463,626        340,351           -               -
                                               -----------  ----------  ------------    -----------  -----------    -----------
Net increase in net assets resulting
from operations                                    454,391     364,045       676,647       519,150       50,610          37,566
Distributions to shareholders (Note 1):
From net investment income                         (29,046)    (26,047)      (27,105)      (47,555)     (50,610)        (37,566)
From net realized gains                                  -     (28,614)            -      (123,806)           -               -
Fund share transactions (Note 4)                 2,536,724   1,997,654     1,064,920     1,000,038    1,999,280       1,164,745
                                               ------------ ----------- ------------    -----------  -----------    ------------
Total increase in net assets                     2,962,069   2,307,038     1,714,462     1,347,827    1,999,280       1,164,745

Net Assets:
Beginning of period                              2,307,038           -     3,420,466     2,072,639    1,291,024         126,279
                                               ------------ ----------- -------------  ------------  ------------   ------------
  End of period (a)                            $ 5,269,107  $ 2,307,038 $  5,134,928   $ 3,420,466   $3,290,304     $ 1,291,024
                                               ============ =========== ============   ============  ============   ============

(a) Including undistributed (overdistributed)
net investment income                          $       (33) $         - $        (67)  $         -   $         -    $         -
                                               ============ =========== =============  ============  ============   ============


*-The  EliteValue  Asset  Allocation  Portfolio  commenced  investment  operations  on  January  2,  1996.




 . The accompanying notes are an integral part of the financial statements.

                               WNL SERIES TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                 Salomon Brothers          Van Kampen American
                                            U.S. Government Securities    Capital Emerging Growth
                                            --------------------------   -------------------------
                                            Six Months     Period        Six Months     Period
                                              Ended         Ended           Ended        Ended
                                           June 30, 1997  December 31,   June 30, 1997 December 31
                                            (unaudited)     1996          (unaudited)    1996*
                                            -----------   -----------    ------------- -----------


INCREASE (DECREASE) IN NET ASSETS
From operations:
Net investment income                          $   73,207   $  121,541   $    4,208   $    5,070
Net realized gain (loss) on:
Investments and futures                             2,250      (39,476)    (148,401)     (10,938)
Net change in unrealized appreciation
(depreciation) of:
Investments and futures                             4,471       (1,770)     385,529      144,523
                                               -----------  -----------  -----------  -----------
Net increase in net assets resulting
from operations                                    79,928       80,295      241,336      138,655
Distributions to shareholders (Note 1):
From net investment income                        (73,045)    (121,541)      (4,127)      (5,070)
From net realized gains                                 -            -            -      (49,696)
Fund share transactions (Note 4)                  149,698    2,387,963    1,298,890    1,797,948
                                               -----------  -----------  -----------  -----------
Total increase in net assets                      156,581    2,346,717    1,536,099    1,881,837

Net Assets:
Beginning of period                             2,346,717            -    1,881,837            -
                                               -----------  -----------  -----------  -----------
  End of period (a)                            $2,503,298   $2,346,717   $3,417,936   $1,881,837
                                               ===========  ===========  ===========  ===========

(a) Including undistributed (overdistributed)
net investment income                          $      162   $        -   $       82   $        -
                                               ===========  ===========  ===========  ===========



*-The  Salomon  Brothers  U.S.  Government  Securities  Portfolio and Van Kampen American Capital
Portfolio  commenced investment operations on February 6, 1996 and January 2, 1996, respectively.



 . The accompanying notes are an integral part of the financial statements.

                               WNL SERIES TRUST
                     CONSOLIDATED STATEMENTS OF CASH FLOWS





                                                                   Salomon Brothers
                                                               U.S. Government Securities
                                                              ----------------------------
                                                               Six Months       Period
                                                                  Ended          Ended
                                                              June 30, 1997    December 31,
                                                               (unaudited)       1996*
                                                             ---------------  -------------
Cash flows from operating activities:
  Net Income                                                 $       73,207   $     121,541
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Paydown net gain                                                  7,847           3,491
    Amortization                                                     (4,142)          1,369
    Increase (decrease) from changes in:
      Interest receivable                                             3,049         (27,552)
      Advisor receivable                                            (22,978)         (5,259)
      Prepaid Insurance                                               2,627          (4,409)
      Trustee Fees Payable                                            1,808               -
      Accounts Payable                                               22,255          21,873
                                                             ---------------  --------------
    Net cash provided by operating activities                        83,673         111,054
                                                             ---------------  --------------
Cash flows from investing activities
  Purchase short term bonds and securities                      (86,238,295)   (102,618,622)
  Purchase long term bonds and securities                        (6,833,149)     (7,377,504)
  Proceeds from short term sale of bonds and securities          84,857,000     102,511,000
  Proceedss from long term sale of bonds and securities           8,048,614       5,113,041
                                                             ---------------  --------------
    Net Cash used in investing activities                          (165,830)     (2,372,085)
                                                             ---------------  --------------
Cash flows from financing activities
  Subscriptions to the fund                                         172,985       2,273,730
  Reinvestments to the fund                                          73,045         121,541
  Redemptions from the fund                                         (90,589)        (12,069)
  Distributions paid from the fund                                  (73,045)       (121,541)
                                                             ---------------  --------------
    Net cash provided by financing activities                        82,396       2,261,661
                                                             ---------------  --------------
Net increase in cash                                                    239             630
Total cash beginning of period                                          630               -
                                                             ---------------  --------------
Total cash end of period                                     $          869   $         630
                                                             ---------------  --------------




 . The accompanying notes are an integral part of the financial statements.

------

                                                    WNL SERIES TRUST
                                                  FINANCIAL HIGHLIGHTS
                                     For a share outstanding throughout each period



                                                 BEA Growth and Income                 BlackRock Manged Bond
                                                 ---------------------                 ---------------------
                                         Six Months          Year           Period        Six Months         Period
                                            Ended           Ended           Ended            Ended           Ended
                                        June 30, 1997    December 31,    December 31,    June 30, 1997    December 31,
                                         (unaudited)        1996            1995*        (unaudited)         1996*
                                       ---------------  --------------  --------------  ---------------  -------------
NET ASSET VALUE
Net asset value, beginning of period   $        11.04   $       10.46   $       10.00   $         9.78   $       10.00
                                       ---------------  --------------  --------------  ---------------  --------------

INVESTMENT OPERATIONS
Net investment income (1)                        0.17            0.47            0.14             0.29            0.58
Net realized and
   unrealized gain (loss)                        1.09            0.96            0.51             0.01           (0.22)
                                       ---------------  --------------  --------------  ---------------  --------------
Total from investment operations                 1.26            1.43            0.65             0.30            0.36
                                       ---------------  --------------  --------------  ---------------  --------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income                           (0.17)          (0.47)          (0.14)           (0.29)          (0.58)
Net realized gains                                  -           (0.38)              -                -               -
In excess of net realized gains                     -               -           (0.05)               -               -
                                       ---------------  --------------  --------------  ---------------  --------------
Total distributions
  to shareholders                               (0.17)          (0.85)          (0.19)           (0.29)          (0.58)
                                       ---------------  --------------  --------------  ---------------  --------------

Net asset value, end of period         $        12.13   $       11.04   $       10.46   $         9.79   $        9.78
                                       ===============  ==============  ==============  ===============  ==============

TOTAL RETURN (2)                                11.54%          13.82%           6.57%            3.20%           3.76%

RATIOS And SUPPLEMENTAL
DATA
Expenses to average
  net assets (3,4)                               0.62%           0.49%           0.12%            0.42%           0.28%
Net investment income to
  average net assets                             3.12%           4.65%           6.99%            6.13%           6.02%
Portfolio turnover rate                            80%            217%             75%             138%            488%
Average commission rate (5)            $       0.0326   $      0.0600   $      0.0623                -               -
Net assets, end of period (000's)      $        4,787   $       3,145   $       2,136   $        3,644   $       3,376


*-The  Growth  and  Income Portfolio and Managed Bond Portfolio commenced investment operations on October 20, 1995 and
January  2,  1996,  respectively.

(1)  Net investment income is after waiver of fees and reimbursement of certain expenses by the Investment Adviser, the  Sub-administrator  and  Western  National  Life  Insurance Company, an affiliate of the Adviser (see Note 2 to the
financial  statements).    If the Investment Adviser and the Sub-administrator had not waived fees and Western National
Life Insurance Company had not reimbursed expenses for the periods ended June 30, 1997, December 31, 1996, and December
31,  1995,  net  investment  income (loss) per share would have been $0.02, $0.00 and $(0.06) for the Growth and Income
Portfolio, respectively. For the periods ended June 30, 1997 and December 31, 1996, the net investment income per share would  have  been  $0.11  and  $0.23  for  the  Managed  Bond  Portfolio,  respectively.
(2)  Total  return  represents  aggregate  total  return  for  the  period  indicated  and  is  not annualized.

(3)  If the Investment Adviser and the Sub-administrator had not waived fees and Western National Life Insurance Company had not reimbursed expenses for the periods ended June 30, 1997, December 31, 1996, and December 31, 1995, the ratio of operating  expenses  to  average net assets would have been 3.83%, 5.15% and 9.95% for the Growth and Income Portfolio,
respectively.  For the periods ended June 30, 1997 and December 31,1996, the ratio of operating expenses to average net assets  would  have  been  4.38%  and  3.93%  for  the  Managed  Bond  Portfolio,  respectively.
(4)  Annualized.
(5)  Represents  the  average  commission  rate  paid on equity security transactions on which commissions are charged.






 . The accompanying notes are an integral part of the financial statements.


                                                        WNL SERIES TRUST
                                                      FINANCIAL HIGHLIGHTS
                                         For a share outstanding throughout each period



                                               Credit Suisse International Equity        EliteValue Asset Allocation
                                               ----------------------------------        ---------------------------
                                         Six Months        Period          Period        Six Months         Period
                                           Ended           Ended           Ended            Ended           Ended
                                       June 30, 1997    December 31,    December 31,    June 30, 1997    December 31,
                                        (unaudited)       1996             1995*         (unaudited)        1996*
                                       --------------  --------------  --------------  ---------------  --------------
NET ASSET VALUE
Net asset value, beginning of period   $       10.67   $       10.33   $        10.00   $       12.32   $ 10.00
                                       --------------  --------------  ---------------  --------------  --------

INVESTMENT OPERATIONS
Net investment income (1)                       0.07            0.15             0.06            0.09      0.18
Net realized and
   unrealized gain (loss)                       1.69            1.56             0.33            1.44      2.48
                                       --------------  --------------  ---------------  --------------  --------
Total from investment operations                1.76            1.71             0.39            1.53      2.66
                                       --------------  --------------  ---------------  --------------  --------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income                          (0.06)          (0.15)           (0.06)          (0.09)    (0.18)
In excess of net investment income                  -          (0.24)              -                -         -
Net realized gains                                  -          (0.98)              -                -     (0.16)
                                       --------------  --------------  --------------  ---------------  --------
Total distributions
  to shareholders                              (0.06)          (1.37)           (0.06)          (0.09)    (0.34)
                                       --------------  --------------  ---------------  --------------  --------

Net asset value, end of period         $       12.37   $       10.67   $        10.33   $       13.76   $ 12.32
                                       ==============  ==============  ===============  ==============  ========

TOTAL RETURN (2)                               16.46%          16.50%            3.93%          12.48%    26.70%

RATIOS And SUPPLEMENTAL
DATA
Expenses to average
  net assets (3,4)                              0.77%           0.60%            0.12%           0.52%     0.36%
Net investment income to
  average net assets                            1.35%           1.09%            2.89%           1.77%     1.74%
Portfolio turnover rate                            3%             79%               2%             15%       21%
Average commission rate (5)            $      0.0108   $      0.0134   $       0.0371   $      0.0569   $0.0545
Net assets, end of period (000's)      $       3,770   $       2,727   $        2,083   $       5,269   $ 2,307


*-The International  Equity  Portfolio  and Asset Allocation Portfolio commenced operations on October 20, 1995, and January 2,
1996, respectively.

(1)  Net  investment  income  is  after  waiver  of  fees  and  reimbursement of certain expenses by the Investment Adviser, the
Sub-administrator  and  Western  National  Life  Insurance  Company,  an  affiliate  of the Adviser (see Note 2 to the financial
statements).    If  the  Investment  Adviser  and  the Sub-administrator had not waived fees and Western National Life Insurance
Company  had  not  reimbursed  expenses  for  the  periods ended June 30, 1997 and December 31, 1996, and December 31, 1995, net
investment  income  (loss)  per  share  would  have  been  $(0.15),  $(1.25) and $(0.18) for the International Equity Portfolio,
respectively.    For  the periods ended June 30, 1997and December 31,1996, the net investment income (loss) per share would have been  $(0.07)  and  $(0.54)  for  the  Asset  Allocation  Portfolio,  respectively.
(2)  Total  return  represents  aggregate  total  return  for  the  period  indicated  and  is  not  annualized.
(3)  If the Investment Adviser and the Sub-administrator had not waived fees and Western National Life Insurance Company had not reimbursed  expenses  for  the  periods  ended  June  30, 1997, December 31, 1996, and December 31, 1995, the ratio of operating expenses  to  average  net  assets would have been 5.14%, 6.41% and 11.83% for the International Equity Portfolio, respectively.
For the periods ended June 30, 1997 and December 31, 1996, the ratio of operating expenses to average net assets would have been
4.40%  and  7.45%  for  the  Asset  Allocation  Portfolio,  respectively.
(4)  Annualized.
(5)  Represents  the  average  commission  rate  paid  on  equity  security  transactions  on  which  commissions  are  charged.


 . The accompanying notes are an integral part of the financial statements.

                               WNL SERIES TRUST
                             FINANCIAL HIGHLIGHTS
                For a share outstanding throughout each period


                                          Global  Advisors  Growth  Equity
                                          --------------------------------
                                     Six Months          Year           Period
                                        Ended           Ended           Ended
                                    June 30, 1997    December 31,    December 31,
                                     (unaudited)        1996             1995*
                                   --------------   --------------  --------------
NET ASSET VALUE
Net asset value,
  beginning of period . . . . . .  $        11.85   $       10.31   $       10.00
                                   ---------------  --------------  --------------

INVESTMENT OPERATIONS
Net investment income (1) . . . .            0.08            0.20            0.05
Net realized and
  unrealized gain (loss). . . . .            1.93            1.99            0.31
                                   ---------------  --------------  --------------
Total from investment operations.            2.01            2.19            0.36
                                   ---------------  --------------  --------------

DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income . . . . . .           (0.08)          (0.20)          (0.05)
Net realized gains. . . . . . . .               -           (0.45)              -
                                   ---------------  --------------  --------------
Total distributions
  to shareholders . . . . . . . .           (0.08)          (0.65)          (0.05)
                                   ---------------  --------------  --------------

Net asset value, end of period. .  $        13.78   $       11.85   $       10.31
                                   ===============  ==============  ==============

TOTAL RETURN (2). . . . . . . . .           16.99%          21.36%           3.57%

RATIOS And SUPPLEMENTAL DATA
Expenses to average
  net assets (3,4). . . . . . . .            0.48%           0.39%           0.12%
Net investment income to
  average net assets. . . . . . .            1.34%           1.80%           2.46%
Portfolio turnover rate . . . . .              45%             89%              9%
Average commission rate (5) . . .  $       0.0357          0.0326   $      0.0226
Net assets, end of period (000's)  $        5,135   $       3,420   $       2,073


                                       Global  Advisors  Money  Market
                                       -------------------------------

                                   Six Months       Period          Period
                                     Ended          Ended           Ended
                                    June 30,     December 31,    December 31,
                                  (unaudited)       1996            1995*
                                  ------------  ------------  --------------
NET ASSET VALUE
Net asset value,
  beginning of period . . . . . . $     1.00   $        1.00   $        1.00
                                  -----------  --------------  --------------

INVESTMENT OPERATIONS
Net investment income (1) . . . .       0.03            0.05            0.01
Net realized and
  unrealized gain (loss). . . . .          -               -               -
                                  ------------  -------------- --------------
Total from investment operations.       0.03            0.05            0.01
                                  ------------  --------------  --------------

DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income . . . . . .      (0.03)          (0.05)          (0.01)
Net realized gains. . . . . . . .          -               -               -
                                  -----------  --------------  --------------
Total distributions
  to shareholders . . . . . . . .      (0.03)          (0.05)          (0.01)
                                  -----------  --------------  --------------

Net asset value, end of period. . $     1.00   $        1.00   $        1.00
                                  ============ ==============  ==============

TOTAL RETURN (2). . . . . . . . .      2.68%           5.19%           1.17%

RATIOS And SUPPLEMENTAL DATA
Expenses to average
  net assets (3,4). . . . . . . .      0.32%           0.29%           0.12%
Net investment income to
  average net assets. . . . . . .      5.37%           5.23%           5.25%
Portfolio turnover rate . . . . .        N/A             N/A             N/A
Average commission rate (5) . . .          -               -               -
Net assets, end of period (000's) $    3,290   $       1,291   $         126



*-The  Growth  Equity  Portfolio  and  Money  Market  Portfolio  commenced  operations on October 20, 1995 and October 10, 1995, respectively.

(1)    Net  investment  income  is  after  waiver  of  fees and reimbursement of certain expenses by the Investment Adviser, the
Sub-administrator  and  Western  National  Life  Insurance  Company,  an  affiliate  of the Adviser (see Note 2 to the financial
statements).    If  the  Investment  Adviser  and  the Sub-administrator had not waived fees and Western National Life Insurance
Company  had  not  reimbursed  expenses  for  the  periods  ended  June  30, 1997, December 31, 1996, and December 31, 1995, net
investment  income  (loss) per share would have been $(0.10), $(0.29) and $(0.15) for the Growth Equity Portfolio, respectively, and  $0.01,  $(0.08)  and  $(0.35)  for  the  Money  Market  Portfolio,  respectively.
(2)   Total  return  represents  aggregate  total  return  for  the  period  indicated  and  is  not  annualized.

(3)  If the Investment Adviser and the Sub-administrator had not waived fees and Western National Life Insurance Company had not reimbursed  expenses  for  the  periods  ended  June  30, 1997, December 31, 1996, and December 31, 1995, the ratio of operating expenses  to average net assets would have been 3.74%, 4.83% and 9.94% for the Growth Equity Portfolio, respectively, and 5.99%,
14.15%  and  161.83%  for  the  Money  Market  Portfolio,  respectively.
(4)   Annualized.
(5)   Represents  the  average  commission  rate  paid  on  equity  security  transactions  on  which  commissions are charged.





 . The accompanying notes are an integral part of the financial statements.

                               WNL SERIES TRUST
                             FINANCIAL HIGHLIGHTS
                For a share outstanding throughout each period


                                                  Salomon  Brothers          Van  Kampen  American
                                             U.S.  Government  Securities    Capital  Emerging  Growth
                                             ----------------------------    -------------------------

                                         Six Months         Period        Six Months         Period
                                            Ended           Ended            Ended           Ended
                                        June 30, 1997    December 31,    June 30, 1997    December 31,
                                         (unaudited)        1996*        (unaudited)         1996*
                                       ---------------  ---------------  --------------  ---------------
NET ASSET VALUE
Net asset value, beginning of period.  $         9.79   $       10.00   $        11.54   $       10.00
                                       ---------------  --------------  ---------------  --------------

INVESTMENT OPERATIONS
Net investment income (1) . . . . . .            0.30            0.53             0.02            0.05
Net realized and
   unrealized gain (loss) . . . . . .            0.03           (0.21)            0.99            1.86
                                       ---------------  --------------  ---------------  --------------
Total from investment operations. . .            0.33            0.32             1.01            1.91
                                       ---------------  --------------  ---------------  --------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income . . . . . . . .           (0.30)          (0.53)           (0.02)          (0.05)
Net realized gains. . . . . . . . . .               -               -                -           (0.32)
                                       ---------------  --------------  ---------------  --------------
Total distributions
  to shareholders . . . . . . . . . .           (0.30)          (0.53)           (0.02)          (0.37)
                                       ---------------  --------------  ---------------  --------------

Net asset value, end of period. . . .  $         9.82   $        9.79   $        12.53   $       11.54
                                       ===============  ==============  ===============  ==============

TOTAL RETURN (2). . . . . . . . . . .            3.35%           3.40%            8.76%          19.06%

RATIOS And SUPPLEMENTAL DATA. . . . .            0.00
Expenses to average
  net assets (3,4). . . . . . . . . .            0.35%           0.22%            0.62%           0.46%
Net investment income to
  average net assets. . . . . . . . .            6.16%           5.91%            0.34%           0.40%
Portfolio turnover rate . . . . . . .             360%            297%              69%            154%
Average commission rate (5) . . . . .               -               -   $       0.0370   $      0.0419
Net assets, end of period (000's) . .  $        2,503   $       2,347   $        3,418   $       1,882


*-The  U.S.  Government  Securities  Portfolio  and  Emerging  Growth Portfolio commenced operations on
February  6,  1996  and  January  2,  1996,  respectively.

(1)  Net  investment  income  is  after  waiver  of  fees  and reimbursement of certain expenses by the
Investment  Adviser, the Sub-administrator and Western National Life Insurance Company, an affiliate of
the  Adviser  (see  Note  2  to  the  financial  statements).    If  the  Investment  Adviser  and  the
Sub-administrator  had  not  waived fees and Western National Life Insurance Company had not reimbursed expenses  for  the  periods ended June 30, 1997 and December 31, 1996, net investment income (loss) per share  would  have been $0.05 and $0.10 for the U.S. Government Securities Portfolio, respectively, and
$(0.34)  and  $(1.29)  for  the  Emerging  Growth  Portfolio  ,  respectively.
(2)  Total return represents aggregate total return for the period indicated and is not annualized.

(3)  If  the Investment Adviser and the Sub-administrator had not waived fees and Western National Life
Insurance  Company  had  not  reimbursed  expenses for the periods ended June 30, 1997 and December 31,
1995,  the  ratio  of  operating expenses to average net assets would have been 5.59% and 5.26% for the
U.S.  Government  Securities  Portfolio,  respectively,  and  8.54%  and 11.22% for the Emerging Growth
Portfolio,  respectively.
(4)  Annualized.
(5)  Represents  the  average commission rate paid on equity security transactions on which commissions are  charged.





 . The accompanying notes are an integral part of the financial statements.

WNL  SERIES  TRUST
NOTES  TO  FINANCIAL  STATEMENTS
June  30,  1997  (unaudited)

WNL Series Trust (the "Trust") is an open-end, diversified series management investment company established as a Massachusetts business trust under a Declaration of Trust dated December 12, 1994, as amended April 19, 1995. The Trust currently offers shares of beneficial interest in eight series (the
"Portfolios"), each of which has a different investment objective and represents the entire interest in a separate portfolio of investments. The
Portfolios are: BEA Growth and Income Portfolio (the "Growth and Income Portfolio"), BlackRock Managed Bond Portfolio (the "Managed Bond Portfolio"), Credit Suisse International Equity Portfolio (the "International Equity Portfolio"), EliteValue Asset Allocation Portfolio (the "Asset Allocation Portfolio"), Global Advisors Growth Equity Portfolio (the "Growth Equity
Portfolio"), Global Advisors Money Market Portfolio (the "Money Market Portfolio"), Salomon Brothers U.S. Government Securities Portfolio (the "U.S. Government Securities Portfolio"), and Van Kampen American Capital Emerging Growth Portfolio (the "Emerging Growth Portfolio"). The Portfolios are currently available to the public only through variable annuity contracts ("VA Contracts") issued by Western National Life Insurance Company (the "Life Company"), a wholly-owned subsidiary of Western National Corporation.

1.    SIGNIFICANT  ACCOUNTING  POLICIES
 The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements in accordance with generally accepted accounting principles.

(a) VALUATION OF SECURITIES - All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time). Securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by a broker or dealer. Debt securities, including zero-coupon securities, and certain foreign securities will be valued by a pricing service approved by the Trustees. Other foreign securities will be valued by the Trust's custodian. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of 4:00 p.m. New York time, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Trustees.

The Money Market Portfolio values all securities using the amortized cost method which approximates market value. Under this method, which does not take into account unrealized securities gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant amortization or accretion to maturity of any discount or premium.

(b) REPURCHASE AGREEMENTS - A repurchase agreement is a contract under which the Portfolio acquires a security for a relatively short period (usually not more than a week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price. The collateral for such agreements will be held by the Portfolio's custodian. The Portfolio will enter into repurchase agreements only with banks and broker-dealers that have been determined to be creditworthy by the Trust's Board of Trustees. The seller under a repurchase agreement would be required to maintain the value of the collateral subject to the repurchase agreement at not less than the repurchase price. Default by the seller would expose the Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Portfolio may be delayed or limited in its ability to sell the collateral.

(c) WHEN ISSUED TRANSACTIONS- The Portfolios may enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, although a Portfolio may dispose of a when-issued security or forward commitment prior to settlement if it is deemed appropriate to do so. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Portfolios prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issed or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.

(d) DOLLAR ROLL TRANSACTIONS- Certain Portfolios seeking a high level of current income may enter into dollar rolls in which the Portfolio sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar but not identical, securities on a specified future date. The proceeds of the initial sale of securities in such transaction may be used to purchase long-term securities which will be held during the dollar roll period. During the roll period the Portfolio foregoes principal and interest paid on the security sold at the beginning of the roll period. The Portfolio is compensated by the difference between the current sale price and the forward price for the future purchase as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price.

(e) FOREIGN INVESTMENTS - Certain Portfolios may invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities, including those resulting from fluctuations in currency exchange rates, devaluation of currencies, future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The Portfolios' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies.

(f) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Portfolios may engage in forward foreign currency exchange contracts ("forward contracts"). Portfolios may enter into forward contracts to convert U.S Dollars to and from different foreign currencies. A Portfolio can either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies. Realized and unrealized gains and losses arising from such transactions are included in net realized and unrealized gains and losses from foreign currency related transactions.

A forward contract is an obligation by a Portfolio to purchase or sell a specific currency at a future date. The Portfolio maintains with its custodian, in a segregated account, high-grade liquid assets in an amount at least equal to its obligations under each contract. Neither spot transactions nor forward contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A Portfolio may enter into forward contracts for hedging purposes as well as for non-hedging purposes. Transactions are entered into for hedging purposes in an attempt to protect against changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase.

A Portfolio may enter into forward contracts for other than hedging purposes which present greater profit potential but also involves increased risk.

(g) FOREIGN CURRENCY TRANSLATIONS- The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. The eligible Portfolios do not isolate that portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such changes and fluctuations are included with net realized and unrealized gain or loss from investments. Foreign exchange gain (loss) is treated as ordinary income for federal income tax purposes to the extent constituting "Section 988 Transactions" pursuant to the Internal Revenue Code, including currency gains (losses) related to the sale of debt securities, forward foreign currency exchange contracts, payments of liabilities, and collections of receivables.

(h) FUTURES CONTRACTS - Certain Portfolios may enter into futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the initial margin. Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

The use of futures contracts as a hedging device involves several risks. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(i) SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded as of the trade date. Realized gains and losses on sales of investments are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-date.

(j) EXPENSE ALLOCATION - Expenses with respect to any two or more Portfolios may be allocated in proportion to the net assets of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

(k) DIVIDENDS AND DISTRIBUTIONS - The Money Market Portfolio will declare a dividend of its net ordinary income daily and distribute such dividend monthly. Each of the other Portfolios will declare and distribute dividends from net ordinary income quarterly and will distribute its net realized capital gains, if any, at least annually.

Income dividends and capital gain distributions are determined in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, timing differences and differing characterization of distributions made by the Portfolios. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

(l) FEDERAL INCOME TAXES - Each Portfolio of the Trust intends to qualify and elects to be treated as a regulated investment company that is taxed under the rules of Subchapter M of the Internal Revenue Code. As an electing regulated investment company, a Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent such income and gains are distributed to the separate account of the Life Company which holds its shares.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Under an Investment Advisory Agreement (the "Agreement"), WNL Investment Advisory Services, Inc. (the "Adviser"), a wholly-owned subsidiary of Western National Corporation, manages the business and affairs of the Portfolios and the Trust, subject to the control of the Trustees. Under the Agreement, the Adviser is obligated to formulate a continuing program for the investment of the assets of each Portfolio of the Trust in a manner consistent with each Portfolio's investment objectives, policies and restrictions and to determine from time to time securities to be purchased, sold, retained or lent by the Trust and to implement those decisions. The Agreement also provides that the Adviser shall provide such services required for effective administration of the Trust.

As full compensation for its services under the Agreement, the Trust will pay the Adviser a monthly fee at the following rates based on the average daily net assets of each Portfolio:



BEA Growth and Income . . . . . . . . . . .   0.75%
BlackRock Managed Bond. . . . . . . . . . .   0.55%
Credit Suisse International Equity. . . . .   0.90%
EliteValue Asset Allocation . . . . . . . .   0.65%
Global Advisors Growth Equity . . . . . . .   0.61%
Global Advisors Money Market. . . . . . . .   0.45%
Salomon Brothers U.S. Government Securities  0.475%
Van Kampen American Capital Emerging Growth   0.75%

The  Adviser  has  agreed to waive its advisory fee for each of the Portfolios for the initial six months of each Portfolio's investment operations. Additionally, the Adviser has agreed to waive that portion of its advisory fee which is in excess of the amount payable by the Adviser to each Sub-adviser pursuant to the respective sub-advisory agreements for each Portfolio until May 1, 1998. The Adviser pays each Sub-adviser the following fees:



BEA Growth and Income . . . . . . . . . . .   0.50%
BlackRock Managed Bond. . . . . . . . . . .   0.30%
Credit Suisse International Equity. . . . .   0.65%
EliteValue Asset Allocation . . . . . . . .   0.40%
Global Advisors Growth Equity . . . . . . .   0.36%
Global Advisors Money Market. . . . . . . .   0.20%
Salomon Brothers U.S. Government Securities  0.225%
Van Kampen American Capital Emerging Growth   0.50%



In addition, Western National Life Insurance Company, an affiliate of the Adviser, has undertaken to bear until May 1, 1998 all operating expenses of each Portfolio, excluding the compensation of the Adviser, that exceed 0.12% of each Portfolio's average daily net assets.

In accordance with each Portfolio's investment objective and policies and under the supervision of the Adviser and the Trust's Board of Trustees, each Portfolio's Sub-adviser is responsible for the day-to-day investment management of the Portfolio, to make investment decisions for the Portfolio and to place orders on behalf of the Portfolio to effect the investment
decisions  made  as  provided  in  separate  Sub-advisory  Agreements.    The
Sub-advisers to the Portfolios are: BEA Associates for the Growth and Income Portfolio; BlackRock Financial Management, Inc. for the Managed Bond Portfolio; Credit Suisse Investment Management, Ltd. for the International Equity Portfolio; OpCap Advisors for the Asset Allocation Portfolio; State Street Global Advisors for the Growth Equity and Money Market Portfolios; Salomon Brothers Asset Management Inc. for the U.S. Government Securities Portfolio; and Van Kampen American Capital Asset Management, Inc. for the Emerging Growth Portfolio. The Sub-advisers receive their fees directly from the Adviser, and receive no compensation from the Trust.

The Trust's Sub-administrator, custodian, transfer and dividend-paying agent is State Street Bank and Trust Company.

For the period ended June 30, 1997, the Adviser waived advisory fees, the Sub-administrator waived Sub-administration fees and Western National Life Insurance Company reimbursed operating expenses as follows:



                                    Advisory        Sub-
                                      Fees     administration   Expenses
                                     Waived     Fees Waived    Reimbursed    Total
                                    ---------  --------------  -----------  -------
Bea Browth and Income. . . . . . .  $   4,527               -  $    53,560  $58,087
BlackRock Managed Bond . . . . . .      4,289               -       63,705   67,994
Credit Suisse International Equity      3,849               -       63,395   67,244
EliteValue Asset Allocation. . . .      4,103               -       59,597   63,700
Global Advisors Growth Equity. . .      5,050               -       60,855   65,905
Global Advisors Money Market . . .      2,358               -       51,122   53,480
Salomon Brothers U.S. Government
  Securities . . . . . . . . . . .      2,970           4,049       55,358   62,377
Van Kampen American Capital
  Emerging Growth. . . . . . . . .      3,099               -       95,045   98,144


WNL  Brokerage Services, Inc., a subsidiary of Western National Corporation, is the distributor  and  underwriter  of  the  VA  Contracts.

Each Trustee of the Trust who is not an interested person of the Trust or Adviser or Sub-adviser receives an annual fee of $7,500 and an additional fee of $750 for each Trustees' meeting attended. In addition, disinterested Trustees who are members of any Board committees will receive a separate $750 fee for attendance at any committee meeting that is held on a day on which no Board meeting is held.

For the period ended June 30, 1997, Global Advisors Growth Equity Portfolio, Credit Suisse International Equity Portfolio, Van Kampen American Capital Emerging Growth Portfolio and EliteValue Asset Allocation Portfolio paid brokerage commissions of $194, $0, $15 and $30, respectively, to CS First Boston Corporation and $292, $104, $421 and $186, respectively, to Salomon Brothers Inc., affiliated brokers, for portfolio transactions executed on behalf of the Portfolios.

3.    SECURITY  TRANSACTIONS
The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended June 30, 1997 were as follows:


                                       U.S          .          U.S.
                                   Government    Proceeds   Government
                                    Purchases   Purchases   from Sales     Sales
                                   -----------  ----------  -----------  ----------
Bea Growth and Income . . . . . .  $ 2,078,789  $2,059,749  $   835,476  $1,874,403
BlackRock Managed Bond. . . . . .      935,107   3,119,427      571,708   3,743,534
Crdit Suisse International Equity    1,005,454           -      100,948           -
EliteValue Asset Allocation . . .    1,989,417      41,432      395,759           -
Global Advisors Growth Equity . .    2,834,858           -    1,789,058      13,345
Global Advisors Money Market. . .            -           -            -           -
Salomon Brothers U.S. Government
  Securitites . . . . . . . . . .            -   7,927,477            -   8,243,062
Van Kampen American Capital
  Emerging Growth . . . . . . . .    2,467,126       7,309    1,518,351      18,798



4.    SHARES  OF  BENEFICIAL  INTEREST
The Trust has an unlimited authorized number of shares of beneficial interest with a par value of
$0.01.    The  tables  below  summarize  transactions  in  Trust  shares.


                                     Bea  Growth  and  Income  Portfolio

                             Six Months Ended June 30, 1997    Year Ended December 31 1997
                                         SHARES                          AMOUNT              SHARES    AMOUNT
Capital stock sold. . . . .                         119,483   $                  1,382,895   66,163   $728,535
Capital stock issued upon
  Reinvestment of dividends
  And distributions . . . .                           5,027                         58,054   20,222    222,950
Capital stock redeemed. . .                         (14,820)                      (173,245)  (5,666)   (61,455)
---------------------------  -------------------------------  -----------------------------  -------  ---------
Net Increase. . . . . . . .                         109,690   $                  1,267,704   80,719   $890,030
===========================  ===============================  =============================  =======  =========




                                 BlackRock  Managed  Bond  Portfolio

                             Six Months Ended June 30, 1997    Year Ended December 31 1997
                                         SHARES                          AMOUNT               SHARES     AMOUNT
Capital stock sold. . . . .                          22,005   $                    215,416   326,114   $3,255,351
Capital stock issued upon
  Reinvestment of dividends
  And distributions . . . .                          10,821                        104,997    19,619      189,281
Capital stock redeemed. . .                          (5,863)                       (57,379)     (565)      (5,552)
---------------------------  -------------------------------  -----------------------------  --------  -----------
Net Increase. . . . . . . .                          26,963   $                    263,034   345,168   $3,439,080
===========================  ===============================  =============================  ========  ===========


                               Credit  Suisse  International  Equity  Portfolio

                             Six Months Ended June 30, 1997    Year Ended December 31 1997
                                         SHARES                          AMOUNT              SHARES    AMOUNT
Capital stock sold. . . . .                          54,196   $                    617,385   30,199   $338,622
Capital stock issued upon
  Reinvestment of dividends
  And distributions . . . .                           1,392                         17,207   29,080    311,598
Capital stock redeemed. . .                          (6,527)                       (76,165)  (5,158)   (57,832)
---------------------------  -------------------------------  -----------------------------  -------  ---------
Net Increase. . . . . . . .                          49,061   $                    558,427   54,121   $592,388
===========================  ===============================  =============================  =======  =========




                                  EliteValue  Asset  Allocation  Portfolio

                             Six Months Ended June 30, 1997    Year Ended December 31 1997
                                         SHARES                          AMOUNT               SHARES     AMOUNT
Capital stock sold. . . . .                         221,565   $                  2,878,417   188,662   $2,008,545
Capital stock issued upon
  Reinvestment of dividends
  And distributions . . . .                           2,181                         29,046     4,621       54,661
Capital stock redeemed. . .                         (28,052)                      (370,739)   (5,982)     (65,552)
---------------------------  -------------------------------  -----------------------------  --------  -----------
Net Increase. . . . . . . .                         195,694   $                  2,536,724   187,301   $1,997,654
===========================  ===============================  =============================  ========  ===========




                                   Global  Advisors  Growth  Equity  Portfolio

                             Six Months Ended June 30, 1997    Year Ended December 31 1997
                                         SHARES                          AMOUNT              SHARES     AMOUNT
Capital stock sold. . . . .                          95,835   $                  1,220,094   78,858   $  894,813
Capital stock issued upon
  Reinvestment of dividends
  And distributions . . . .                           2,111                         27,105   14,601      171,361
Capital stock redeemed. . .                         (13,919)                      (182,279)  (5,936)     (66,136)
---------------------------  -------------------------------  -----------------------------  -------  -----------
Net Increase. . . . . . . .                          84,027   $                  1,064,920   87,523   $1,000,038
===========================  ===============================  =============================  =======  ===========




                                  Global  Advisors  Money  Market  Portfolio

                             Six Months Ended June 30, 1997    Year Ended December 31 1997
                                         SHARES                          AMOUNT                SHARES        AMOUNT
Capital stock sold. . . . .                      12,605,689   $                 12,605,689    8,792,660   $ 8,792,660
Capital stock issued upon
  Reinvestment of dividends
  And distributions . . . .                          50,611                         50,611       37,565        37,565
Capital stock redeemed. . .                     (10,657,020)                   (10,657,020)  (7,665,480)   (7,665,480)
---------------------------  -------------------------------  -----------------------------  -----------  ------------
Net Increase. . . . . . . .                       1,999,280   $                  1,999,280    1,164,745   $ 1,164,745
===========================  ===============================  =============================  ===========  ============




                                      Salomon  Brothers  U.  S.  Government  Securities  Portfolio

                             Six Months Ended June 30, 1997    Year Ended December 31 1997
                                         SHARES                          AMOUNT               SHARES     AMOUNT
Capital stock sold. . . . .                          17,084   $                    167,870   228,423   $2,278,845
Capital stock issued upon
  Reinvestment of dividends
   and distributions. . . .                           7,490                         73,045    12,524      121,541
Capital stock redeemed. . .                          (9,276)                       (91,217)   (1,264)     (12,423)
---------------------------  -------------------------------  -----------------------------  --------  -----------
Net Increase. . . . . . . .                          15,298   $                    149,698   239,683   $2,387,963
===========================  ===============================  =============================  ========  ===========


                                     VAN KAMPEN CAPITAL EMERGING GROWTH PORTFOLIO

                                         SIX MONTHS ENDED JUNE 30, 1997                   YEAR ENDED DECEMBER 31 1997
                                         SHARES                          AMOUNT               SHARES       AMOUNT
Capital stock sold. . . . .                         183,075   $                  2,136,733    316,820   $ 3,633,490
Capital stock issued upon
  Reinvestment of dividends
    and distributions . . .                             356                          4,127      4,733        54,766
Capital stock redeemed. . .                         (73,763)                      (841,970)  (158,471)   (1,890,308)
---------------------------  -------------------------------  -----------------------------  ---------  ------------
Net Increase. . . . . . . .                         109,668   $                  1,298,890    163,082   $ 1,797,948
===========================  ===============================  =============================  =========  ============

*          Portfolio  commenced  operations  on  January  2,  1996.
**          Portfolio  commenced  operations  on  February  6,  1996.



5.          FORWARD  FOREIGN  CURRENCY  EXCHANGE  CONTRACTS
At June 30, 1997, the outstanding forward foreign currency exchange contracts, which contractually obligate the Trust to deliver currencies at a specified date, were as follows:

CREDIT  SUISSE  INTERNATIONAL  EQUITY  PORTFOLIO


       U.S. Dollar
         Cost on     U.S. Dollar
         Currency     Settlement    Origination    Current    Unrealized
           Sold          Date          Date         Value    Appreciation
       ------------  ------------  -------------  ---------  ------------

  FRF    07/22/1997  $    131,928  $    129,810   $  2,118
  JPY    07/22/1997       383,478       416,320    (32,842)
  NLG    07/22/1997       119,830       117,858      1,972
                     ------------  -------------  ---------
       $    635,236  $    663,988  $    (28,752)



6.    Tax  Information
For Federal income tax purposes capital loss carryforwards (exclusive of certain capital losses incurred after October 31) of $63,719 and $38,675 are available to the extent provided by regulations to offset future realized capital gains of BlackRock Managed Bond Portfolio and Salomon Brothers U.S. Government Securities Portfolio, respectively. These losses expire in 2004.

Additionally, certain capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. During the year ended December 31, 1996 Van Kampen American Capital Emerging Growth Portfolio and BEA Growth and Income Portfolio elected to defer net capital losses of $40,860 and $11,514, respectively.